UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2014

MFS® GLOBAL EQUITY FUND

LGE-SEM

MFS® GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Walt Disney Co.	2.9%
Linde AG	2.8%
Nestle S.A.	2.8%
Reckitt Benckiser Group PLC	2.5%
Honeywell International, Inc.	2.5%
Bayer AG	2.3%
Diageo PLC	2.3%
Thermo Fisher Scientific, Inc.	2.2%
United Technologies Corp.	2.1%
Accenture PLC, “A”	2.1%

Equity sectors
Consumer Staples	18.0%
Financial Services	15.7%
Health Care	12.8%
Leisure	10.5%
Industrial Goods & Services	9.3%
Basic Materials	7.7%
Retailing	6.9%
Technology	5.9%
Special Products & Services	4.5%
Energy	3.6%
Transportation	3.6%
Autos & Housing	1.1%

Issuer country weightings (x)
United States	51.7%
United Kingdom	10.1%
France	9.0%
Switzerland	8.5%
Germany	8.0%
Netherlands	2.9%
Canada	1.8%
Japan	1.7%
Sweden	0.9%
Other Countries	5.4%

Currency exposure weightings (y)
United States Dollar	54.1%
Euro	20.9%
British Pound Sterling	10.1%
Swiss Franc	8.5%
Japanese Yen	1.7%
Swedish Krona	0.9%
Danish Krone	0.9%
Brazilian Real	0.8%
South Korean Won	0.7%
Other Currencies	1.4%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2013 through April 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	1.21%	$1,000.00	$1,058.42	$6.18
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
B	Actual	1.97%	$1,000.00	$1,054.18	$10.03
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
C	Actual	1.97%	$1,000.00	$1,054.31	$10.03
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
I	Actual	0.97%	$1,000.00	$1,059.47	$4.95
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R1	Actual	1.97%	$1,000.00	$1,054.33	$10.03
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
R2	Actual	1.47%	$1,000.00	$1,056.88	$7.50
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R3	Actual	1.22%	$1,000.00	$1,058.30	$6.23
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R4	Actual	0.97%	$1,000.00	$1,059.56	$4.95
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R5	Actual	0.90%	$1,000.00	$1,059.86	$4.60
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.6%
Issuer	Shares/Par	Value ($)

Aerospace - 5.2%
Honeywell International, Inc.	517,038	$48,032,825
MTU Aero Engines AG	146,794	13,813,895
United Technologies Corp.	342,408	40,517,139

		$102,363,859
Alcoholic Beverages - 6.3%
Carlsberg Group	171,998	$17,183,815
Diageo PLC	1,456,043	44,681,110
Heineken N.V. (l)	459,543	31,877,349
Pernod Ricard S.A.	239,734	28,772,790

		$122,515,064
Apparel Manufacturers - 4.2%
Burberry Group PLC	483,921	$12,133,225
Compagnie Financiere Richemont S.A.	238,736	24,223,526
LVMH Moet Hennessy Louis Vuitton S.A.	195,416	38,429,897
NIKE, Inc., “B”	91,450	6,671,278

		$81,457,926
Automotive - 1.1%
Delphi Automotive PLC	253,016	$16,911,589
Harley-Davidson, Inc.	58,140	4,298,872

		$21,210,461
Broadcasting - 7.5%
Omnicom Group, Inc.	254,953	$17,255,219
Time Warner, Inc.	571,780	38,000,499
Viacom, Inc., “B”	88,792	7,545,544
Walt Disney Co.	712,975	56,567,437
WPP Group PLC	1,217,398	26,186,494

		$145,555,193
Brokerage & Asset Managers - 1.8%
Deutsche Boerse AG	150,714	$11,038,023
Franklin Resources, Inc.	472,991	24,761,079

		$35,799,102
Business Services - 4.5%
Accenture PLC, “A”	503,556	$40,395,262
Adecco S.A.	156,603	13,087,320

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Brenntag AG	52,416	$9,478,966
Compass Group PLC	1,560,585	24,820,680

		$87,782,228
Cable TV - 1.4%
British Sky Broadcasting Group PLC	720,623	$10,706,959
Time Warner Cable, Inc.	111,030	15,706,304

		$26,413,263
Chemicals - 1.9%
3M Co.	269,613	$37,500,472

Computer Software - 2.6%
Check Point Software Technologies Ltd. (a)	121,840	$7,805,070
Dassault Systemes S.A.	32,432	3,987,866
Oracle Corp.	936,913	38,301,003

		$50,093,939
Computer Software - Systems - 0.1%
Canon, Inc.	62,800	$1,963,988

Consumer Products - 6.1%
Colgate-Palmolive Co.	412,218	$27,742,271
International Flavors & Fragrances, Inc.	189,905	18,709,441
Procter & Gamble Co.	82,045	6,772,815
Reckitt Benckiser Group PLC	609,679	49,152,991
Svenska Cellulosa Aktiebolaget	615,025	17,224,332

		$119,601,850
Electrical Equipment - 4.0%
Amphenol Corp., “A”	170,738	$16,279,868
Legrand S.A.	416,496	26,868,896
Rockwell Automation, Inc.	44,141	5,260,724
Schneider Electric S.A.	320,395	30,025,975

		$78,435,463
Electronics - 2.6%
Altera Corp.	261,310	$8,497,801
Hoya Corp.	541,700	15,969,911
Microchip Technology, Inc.	295,325	14,039,751
Samsung Electronics Co. Ltd.	9,974	12,999,789

		$51,507,252
Energy - Independent - 0.5%
INPEX Corp.	697,700	$10,154,816

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 5.6%
Dr Pepper Snapple Group, Inc.	111,659	$6,188,142
Groupe Danone	486,186	35,856,959
Kellogg Co.	193,490	12,930,937
Nestle S.A.	702,012	54,200,336

		$109,176,374
Food & Drug Stores - 0.2%
Lawson, Inc.	62,000	$4,305,766

Gaming & Lodging - 0.3%
William Hill PLC	1,096,049	$6,563,969

General Merchandise - 0.7%
Target Corp.	203,486	$12,565,261

Insurance - 0.4%
Swiss Re Ltd.	88,218	$7,703,162

Major Banks - 5.5%
Bank of New York Mellon Corp.	912,648	$30,911,388
Goldman Sachs Group, Inc.	123,332	19,710,920
Standard Chartered PLC	967,191	20,926,962
State Street Corp.	556,235	35,910,532

		$107,459,802
Medical Equipment - 7.9%
DENTSPLY International, Inc.	316,086	$14,106,918
Medtronic, Inc.	403,829	23,753,222
Sonova Holding AG	95,486	13,778,800
St. Jude Medical, Inc.	392,085	24,885,635
Stryker Corp.	215,400	16,747,350
Thermo Fisher Scientific, Inc.	384,724	43,858,536
Waters Corp. (a)	169,268	16,679,669

		$153,810,130
Network & Telecom - 0.6%
Cisco Systems, Inc.	499,516	$11,543,815

Oil Services - 3.1%
National Oilwell Varco, Inc.	234,026	$18,378,062
Saipem S.p.A.	360,801	9,660,755
Schlumberger Ltd.	325,779	33,082,857

		$61,121,674

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 8.0%
American Express Co.	323,195	$28,256,939
Credicorp Ltd.	30,563	4,561,528
Erste Group Bank AG	303,023	10,169,451
Grupo Financiero Banorte S.A. de C.V.	907,600	6,016,789
ICICI Bank Ltd.	336,380	6,956,304
Itau Unibanco Holding S.A., ADR	967,272	15,824,570
Julius Baer Group Ltd.	267,251	12,495,601
Kasikornbank PLC	1,088,980	6,624,370
Komercni Banka A.S.	17,232	3,970,677
Sberbank of Russia, ADR (a)	457,308	3,833,156
UBS AG	1,040,596	21,755,444
Visa, Inc., “A”	179,222	36,312,169

		$156,776,998
Pharmaceuticals - 4.9%
Bayer AG (l)	328,298	$45,546,423
Johnson & Johnson	136,271	13,802,890
Merck KGaA	126,409	21,316,652
Roche Holding AG	50,684	14,857,939

		$95,523,904
Railroad & Shipping - 2.0%
Canadian National Railway Co.	601,794	$35,247,075
Kuehne & Nagel International AG	29,270	3,997,562

		$39,244,637
Restaurants - 1.3%
McDonald’s Corp.	227,710	$23,085,240
Whitbread PLC	39,262	2,704,630

		$25,789,870
Specialty Chemicals - 5.8%
Akzo Nobel N.V.	336,481	$25,903,670
L’Air Liquide S.A.	80,205	11,472,185
Linde AG	265,108	54,967,349
Praxair, Inc.	164,632	21,492,708

		$113,835,912
Specialty Stores - 1.9%
AutoZone, Inc. (a)	33,119	$17,681,903
Sally Beauty Holdings, Inc. (a)	501,751	13,752,995
Urban Outfitters, Inc. (a)	161,150	5,745,803

		$37,180,701

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 1.6%
United Parcel Service, Inc., “B”	309,825	$30,517,763
Total Common Stocks (Identified Cost, $1,416,304,014)		$1,945,474,614

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	19,069,959	$19,069,959

Collateral for Securities Loaned - 2.9%
JPMorgan Prime Money Market Fund, 0.06%, at Cost and Net Asset Value (j)	56,887,170	$56,887,170
Total Investments (Identified Cost, $1,492,261,143)		$2,021,431,743

Other Assets, Less Liabilities - (3.5)%		(68,451,556)
Net Assets - 100.0%		$1,952,980,187

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,473,191,184)	$2,002,361,784
Underlying affiliated funds, at cost and value	19,069,959
Total investments, at value, including $54,526,909 of securities on loan (identified cost, $1,492,261,143)	$2,021,431,743
Cash	148,127
Receivables for
Investments sold	958,424
Fund shares sold	5,735,406
Interest and dividends	4,979,283
Other assets	7,335
Total assets	$2,033,260,318
Liabilities
Payables for
Investments purchased	$967,998
Fund shares reacquired	21,205,842
Collateral for securities loaned, at value	56,887,170
Payable to affiliates
Investment adviser	81,882
Shareholder servicing costs	808,407
Distribution and service fees	17,859
Payable for independent Trustees’ compensation	12,509
Deferred country tax expense payable	223,718
Accrued expenses and other liabilities	74,746
Total liabilities	$80,280,131
Net assets	$1,952,980,187
Net assets consist of
Paid-in capital	$1,419,332,070
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $223,718 deferred country tax)	528,980,980
Accumulated distributions in excess of net realized gain on investments and foreign currency	(2,260,989)
Undistributed net investment income	6,928,126
Net assets	$1,952,980,187
Shares of beneficial interest outstanding	55,246,917

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$587,111,233	16,665,455	$35.23
Class B	26,089,569	796,325	32.76
Class C	102,245,295	3,243,941	31.52
Class I	683,075,723	18,941,460	36.06
Class R1	3,803,057	118,518	32.09
Class R2	59,435,551	1,734,193	34.27
Class R3	80,238,072	2,292,104	35.01
Class R4	105,156,871	2,976,663	35.33
Class R5	305,824,816	8,478,258	36.07

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $37.38 [100 / 94.25 x $35.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$18,365,016
Interest	50,861
Dividends from underlying affiliated funds	12,137
Foreign taxes withheld	(950,467)
Total investment income	$17,477,547
Expenses
Management fee	$7,421,955
Distribution and service fees	1,491,075
Shareholder servicing costs	716,602
Administrative services fee	108,499
Independent Trustees’ compensation	13,101
Custodian fee	130,727
Shareholder communications	25,796
Audit and tax fees	31,384
Legal fees	6,282
Miscellaneous	110,572
Total expenses	$10,055,993
Fees paid indirectly	(6)
Reduction of expenses by investment adviser and distributor	(38,958)
Net expenses	$10,017,029
Net investment income	$7,460,518
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$6,586,761
Foreign currency	(29,922)
Net realized gain (loss) on investments and foreign currency	$6,556,839
Change in unrealized appreciation (depreciation)
Investments (net of $202,444 increase in deferred country tax)	$91,249,943
Translation of assets and liabilities in foreign currencies	22,847
Net unrealized gain (loss) on investments and foreign currency translation	$91,272,790
Net realized and unrealized gain (loss) on investments and foreign currency	$97,829,629
Change in net assets from operations	$105,290,147

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/14 (unaudited)	Year ended 10/31/13
From operations
Net investment income	$7,460,518	$9,569,524
Net realized gain (loss) on investments and foreign currency	6,556,839	18,345,691
Net unrealized gain (loss) on investments and foreign currency translation	91,272,790	273,914,639
Change in net assets from operations	$105,290,147	$301,829,854
Distributions declared to shareholders
From net investment income	$(7,871,999)	$(9,500,116)
From net realized gain on investments	(15,876,402)	(2,356,443)
Total distributions declared to shareholders	$(23,748,401)	$(11,856,559)
Change in net assets from fund share transactions	$223,793,608	$513,286,536
Total change in net assets	$305,335,354	$803,259,831
Net assets
At beginning of period	1,647,644,833	844,385,002
At end of period (including undistributed net investment income of $6,928,126 and $7,339,607, respectively)	$1,952,980,187	$1,647,644,833

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$33.74		$26.46	$23.79	$23.14	$20.30	$18.51
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.22	$0.23	$0.20	$0.14	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		7.40	2.78	0.55	2.88	3.02
Total from investment operations	$1.94		$7.62	$3.01	$0.75	$3.02	$3.19
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.19)	$(0.10)	$(0.18)	$(0.29)
From net realized gain on investments	(0.32)		(0.07)	(0.15)	—	—	(1.11)
Total distributions declared to shareholders	$(0.45)		$(0.34)	$(0.34)	$(0.10)	$(0.18)	$(1.40)
Net asset value, end of period (x)	$35.23		$33.74	$26.46	$23.79	$23.14	$20.30
Total return (%) (r)(s)(t)(x)	5.84	(n)	29.12	12.96	3.23	14.97	18.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.29	1.34	1.37	1.43	1.53
Expenses after expense reductions (f)	1.21	(a)	1.29	1.34	1.37	1.43	1.53
Net investment income	0.73	(a)(l)	0.71	0.93	0.82	0.63	0.99
Portfolio turnover	4	(n)	11	13	16	26	17
Net assets at end of period (000 omitted)	$587,111		$512,447	$344,016	$310,964	$305,179	$285,345

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$31.40		$24.64	$22.13	$21.61	$18.97	$17.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$0.04	$0.01	$(0.02)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		6.92	2.62	0.51	2.69	2.83
Total from investment operations	$1.68		$6.91	$2.66	$0.52	$2.67	$2.87
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$—	$—	$(0.03)	$(0.04)
From net realized gain on investments	(0.32)		(0.07)	(0.15)	—	—	(1.11)
Total distributions declared to shareholders	$(0.32)		$(0.15)	$(0.15)	$—	$(0.03)	$(1.15)
Net asset value, end of period (x)	$32.76		$31.40	$24.64	$22.13	$21.61	$18.97
Total return (%) (r)(s)(t)(x)	5.42	(n)	28.19	12.13	2.41	14.10	18.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.04	2.09	2.12	2.18	2.29
Expenses after expense reductions (f)	1.97	(a)	2.04	2.09	2.12	2.18	2.29
Net investment income (loss)	(0.05	)(a)(l)	(0.02)	0.16	0.06	(0.12)	0.25
Portfolio turnover	4	(n)	11	13	16	26	17
Net assets at end of period (000 omitted)	$26,090		$24,395	$18,799	$20,797	$25,796	$29,964

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$30.22		$23.75	$21.37	$20.87	$18.35	$16.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.02)	$0.04	$0.01	$(0.02)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.62		6.66	2.53	0.49	2.60	2.73
Total from investment operations	$1.62		$6.64	$2.57	$0.50	$2.58	$2.77
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.04)	$—	$(0.06)	$(0.10)
From net realized gain on investments	(0.32)		(0.07)	(0.15)	—	—	(1.11)
Total distributions declared to shareholders	$(0.32)		$(0.17)	$(0.19)	$—	$(0.06)	$(1.21)
Net asset value, end of period (x)	$31.52		$30.22	$23.75	$21.37	$20.87	$18.35
Total return (%) (r)(s)(t)(x)	5.43	(n)	28.15	12.17	2.40	14.12	18.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.04	2.09	2.12	2.18	2.28
Expenses after expense reductions (f)	1.97	(a)	2.04	2.09	2.12	2.18	2.28
Net investment income (loss)	0.01	(a)(l)	(0.06)	0.17	0.07	(0.11)	0.24
Portfolio turnover	4	(n)	11	13	16	26	17
Net assets at end of period (000 omitted)	$102,245		$74,448	$32,071	$28,756	$28,424	$27,990

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$34.56		$27.09	$24.35	$23.68	$20.76	$18.92
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.30	$0.30	$0.27	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	1.85		7.58	2.85	0.55	2.94	3.08
Total from investment operations	$2.02		$7.88	$3.15	$0.82	$3.15	$3.31
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.34)	$(0.26)	$(0.15)	$(0.23)	$(0.36)
From net realized gain on investments	(0.32)		(0.07)	(0.15)	—	—	(1.11)
Total distributions declared to shareholders	$(0.52)		$(0.41)	$(0.41)	$(0.15)	$(0.23)	$(1.47)
Net asset value, end of period (x)	$36.06		$34.56	$27.09	$24.35	$23.68	$20.76
Total return (%) (r)(s)(x)	5.95	(n)	29.44	13.26	3.47	15.26	19.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.04	1.09	1.12	1.17	1.29
Expenses after expense reductions (f)	0.97	(a)	1.04	1.09	1.12	1.17	1.28
Net investment income	0.96	(a)(l)	0.98	1.18	1.08	0.96	1.33
Portfolio turnover	4	(n)	11	13	16	26	17
Net assets at end of period (000 omitted)	$683,076		$638,111	$356,027	$281,561	$159,723	$30,417

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R1			2013		2012	2011	2010	2009

Net asset value, beginning of period	$30.76		$24.13		$21.67	$21.16	$18.61	$17.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.00	)(w)	$0.03	$0.01	$(0.02)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.66		6.76		2.59	0.50	2.64	2.78
Total from investment operations	$1.65		$6.76		$2.62	$0.51	$2.62	$2.81
Less distributions declared to shareholders
From net investment income	$—		$(0.06)		$(0.01)	$—	$(0.07)	$(0.11)
From net realized gain on investments	(0.32)		(0.07)		(0.15)	—	—	(1.11)
Total distributions declared to shareholders	$(0.32)		$(0.13)		$(0.16)	$—	$(0.07)	$(1.22)
Net asset value, end of period (x)	$32.09		$30.76		$24.13	$21.67	$21.16	$18.61
Total return (%) (r)(s)(x)	5.43	(n)	28.17		12.23	2.41	14.13	18.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.04		2.09	2.12	2.18	2.27
Expenses after expense reductions (f)	1.97	(a)	2.04		2.09	2.12	2.18	2.27
Net investment income (loss)	(0.05	)(a)(l)	(0.01)		0.15	0.03	(0.12)	0.22
Portfolio turnover	4	(n)	11		13	16	26	17
Net assets at end of period (000 omitted)	$3,803		$3,718		$2,968	$3,581	$4,405	$4,140

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$32.81		$25.76	$23.16	$22.55	$19.78	$18.06
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.16	$0.14	$0.08	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.76		7.21	2.73	0.51	2.83	2.94
Total from investment operations	$1.84		$7.35	$2.89	$0.65	$2.91	$3.06
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.23)	$(0.14)	$(0.04)	$(0.14)	$(0.23)
From net realized gain on investments	(0.32)		(0.07)	(0.15)	—	—	(1.11)
Total distributions declared to shareholders	$(0.38)		$(0.30)	$(0.29)	$(0.04)	$(0.14)	$(1.34)
Net asset value, end of period (x)	$34.27		$32.81	$25.76	$23.16	$22.55	$19.78
Total return (%) (r)(s)(x)	5.69	(n)	28.82	12.71	2.90	14.80	18.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.54	1.59	1.62	1.68	1.78
Expenses after expense reductions (f)	1.47	(a)	1.54	1.59	1.62	1.68	1.78
Net investment income	0.46	(a)(l)	0.48	0.65	0.58	0.37	0.74
Portfolio turnover	4	(n)	11	13	16	26	17
Net assets at end of period (000 omitted)	$59,436		$54,726	$30,799	$21,832	$21,201	$19,227

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$33.55		$26.32	$23.66	$23.02	$20.20	$18.41
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.21	$0.22	$0.20	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		7.37	2.79	0.54	2.87	3.02
Total from investment operations	$1.92		$7.58	$3.01	$0.74	$3.01	$3.18
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)	$(0.20)	$(0.10)	$(0.19)	$(0.28)
From net realized gain on investments	(0.32)		(0.07)	(0.15)	—	—	(1.11)
Total distributions declared to shareholders	$(0.46)		$(0.35)	$(0.35)	$(0.10)	$(0.19)	$(1.39)
Net asset value, end of period (x)	$35.01		$33.55	$26.32	$23.66	$23.02	$20.20
Total return (%) (r)(s)(x)	5.83	(n)	29.11	12.99	3.21	14.97	18.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.29	1.34	1.37	1.43	1.52
Expenses after expense reductions (f)	1.22	(a)	1.29	1.34	1.37	1.43	1.52
Net investment income	0.76	(a)(l)	0.67	0.91	0.83	0.65	0.96
Portfolio turnover	4	(n)	11	13	16	26	17
Net assets at end of period (000 omitted)	$80,238		$62,218	$21,664	$13,294	$13,903	$11,265

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$33.87		$26.55	$23.88	$23.22	$20.37	$18.56
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.31	$0.31	$0.25	$0.18	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		7.42	2.77	0.56	2.90	3.03
Total from investment operations	$1.98		$7.73	$3.08	$0.81	$3.08	$3.25
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.34)	$(0.26)	$(0.15)	$(0.23)	$(0.33)
From net realized gain on investments	(0.32)		(0.07)	(0.15)	—	—	(1.11)
Total distributions declared to shareholders	$(0.52)		$(0.41)	$(0.41)	$(0.15)	$(0.23)	$(1.44)
Net asset value, end of period (x)	$35.33		$33.87	$26.55	$23.88	$23.22	$20.37
Total return (%) (r)(s)(x)	5.96	(n)	29.47	13.23	3.50	15.21	19.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.04	1.09	1.12	1.18	1.28
Expenses after expense reductions (f)	0.97	(a)	1.04	1.09	1.12	1.18	1.28
Net investment income	0.97	(a)(l)	1.02	1.23	1.04	0.85	1.25
Portfolio turnover	4	(n)	11	13	16	26	17
Net assets at end of period (000 omitted)	$105,157		$90,239	$37,929	$15,009	$9,364	$631

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R5			2013	2012 (i)

Net asset value, beginning of period	$34.58		$27.10	$24.19
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		7.81	2.86
Total from investment operations	$2.03		$7.89	$2.91
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.34)	$—
From net realized gain on investments	(0.32)		(0.07)	—
Total distributions declared to shareholders	$(0.54)		$(0.41)	$—
Net asset value, end of period (x)	$36.07		$34.58	$27.10
Total return (%) (r)(s)(x)	5.99	(n)	29.50	12.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.95	1.04	(a)
Expenses after expense reductions (f)	0.90	(a)	0.95	1.04	(a)
Net investment income	1.23	(a)(l)	0.24	0.50	(a)
Portfolio turnover	4	(n)	11	13
Net assets at end of period (000 omitted)	$305,825		$187,343	$112

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular

24

Notes to Financial Statements (unaudited) – continued

jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending

25

Notes to Financial Statements (unaudited) – continued

on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,001,668,848	$—	$—	$1,001,668,848
United Kingdom	197,877,020	—	—	197,877,020
France	175,414,568	—	—	175,414,568
Switzerland	166,099,690	—	—	166,099,690
Germany	156,161,307	—	—	156,161,307
Netherlands	57,781,019	—	—	57,781,019
Canada	35,247,075	—	—	35,247,075
Japan	30,430,493	1,963,988	—	32,394,481
Sweden	17,224,332	—	—	17,224,332
Other Countries	79,025,811	26,580,463	—	105,606,274
Mutual Funds	75,957,129	—	—	75,957,129
Total Investments	$1,992,887,292	$28,544,451	$—	$2,021,431,743

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $21,920,081 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

26

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $54,526,909 and a related liability of $56,887,170 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash

27

Notes to Financial Statements (unaudited) – continued

are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

28

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/13
Ordinary income (including any short-term capital gains)	$10,338,577
Long-term capital gain	1,517,982
Total distributions	$11,856,559

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14
Cost of investments	$1,501,078,548
Gross appreciation	529,956,010
Gross depreciation	(9,602,815)
Net unrealized appreciation (depreciation)	$520,353,195

As of 10/31/13
Undistributed ordinary income	10,657,387
Undistributed long-term capital gain	12,588,989
Other temporary differences	(40,813)
Net unrealized appreciation (depreciation)	428,900,808

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/14	Year ended 10/31/13	Six months ended 4/30/14	Year ended 10/31/13
Class A	$2,004,335	$3,594,377	$4,940,234	$944,700
Class B	—	59,127	254,927	53,481
Class C	—	140,166	855,561	95,739
Class I	3,750,145	4,676,953	6,042,276	997,993
Class R1	—	7,441	38,715	8,269
Class R2	100,419	295,466	534,211	91,145
Class R3	274,464	230,880	611,539	59,378
Class R4	548,426	494,284	874,936	105,442
Class R5	1,194,210	1,422	1,724,003	296
Total	$7,871,999	$9,500,116	$15,876,402	$2,356,443

29

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2014, this management fee reduction amounted to $26,465, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.83% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $202,391 for the six months ended April 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$677,993
Class B	0.75%	0.25%	1.00%	1.00%	126,855
Class C	0.75%	0.25%	1.00%	1.00%	439,961
Class R1	0.75%	0.25%	1.00%	1.00%	18,465
Class R2	0.25%	0.25%	0.50%	0.50%	140,340
Class R3	—	0.25%	0.25%	0.25%	87,461
Total Distribution and Service Fees					$1,491,075

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2014, this rebate amounted to $10,636, $225, $157, and $169 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2014, were as follows:

Amount
Class A	$5,086
Class B	9,151
Class C	11,305

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2014, the fee was $130,948, which equated to 0.0147% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $585,654.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.0122% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these

31

Notes to Financial Statements (unaudited) – continued

credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $494 and the Retirement Deferral plan resulted in an expense of $1,409. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $11,480 at April 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,684 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,306, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $189,934,820 and $78,924,562, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,750,183	$94,351,345	5,417,195	$164,047,168
Class B	107,366	3,423,483	219,395	6,285,361
Class C	941,137	28,886,593	1,403,229	39,165,752
Class I	3,105,059	108,995,824	12,235,113	380,190,522
Class R1	9,924	311,636	33,283	916,330
Class R2	245,187	8,206,752	809,948	23,603,271
Class R3	761,877	25,852,695	1,444,356	44,047,519
Class R4	588,493	20,288,079	2,036,371	61,711,437
Class R5	3,454,504	119,382,242	5,514,585	183,266,071
	11,963,730	$409,698,649	29,113,475	$903,233,431

Shares issued to shareholders in reinvestment of distributions
Class A	189,505	$6,263,145	151,060	$4,123,932
Class B	7,859	242,225	4,184	106,995
Class C	22,188	657,882	7,988	196,595
Class I	257,058	8,688,558	182,329	5,085,164
Class R1	1,282	38,715	627	15,710
Class R2	18,364	590,957	14,036	373,346
Class R3	26,979	886,003	10,695	290,258
Class R4	42,989	1,423,362	21,936	599,726
Class R5	86,338	2,918,213	62	1,718
	652,562	$21,709,060	392,917	$10,793,444

Shares reacquired
Class A	(1,460,550)	$(50,150,140)	(3,382,547)	$(100,243,459)
Class B	(95,849)	(3,072,817)	(209,463)	(5,847,864)
Class C	(183,048)	(5,605,958)	(298,063)	(8,086,384)
Class I	(2,884,924)	(102,122,675)	(7,096,963)	(233,248,932)
Class R1	(13,551)	(421,606)	(36,062)	(987,166)
Class R2	(197,274)	(6,561,572)	(351,451)	(10,213,477)
Class R3	(351,358)	(11,968,834)	(423,628)	(12,878,899)
Class R4	(319,325)	(11,007,536)	(822,218)	(25,950,034)
Class R5	(480,079)	(16,702,963)	(101,286)	(3,284,124)
	(5,985,958)	$(207,614,101)	(12,721,681)	$(400,740,339)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Net change
Class A	1,479,138	$50,464,350	2,185,708	$67,927,641
Class B	19,376	592,891	14,116	544,492
Class C	780,277	23,938,517	1,113,154	31,275,963
Class I	477,193	15,561,707	5,320,479	152,026,754
Class R1	(2,345)	(71,255)	(2,152)	(55,126)
Class R2	66,277	2,236,137	472,533	13,763,140
Class R3	437,498	14,769,864	1,031,423	31,458,878
Class R4	312,157	10,703,905	1,236,089	36,361,129
Class R5	3,060,763	105,597,492	5,413,361	179,983,665
	6,630,334	$223,793,608	16,784,711	$513,286,536

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2014, the fund’s commitment fee and interest expense were $3,289 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20,403,361	158,197,605	(159,531,007)	19,069,959

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,137	$19,069,959

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2014

MFS® UTILITIES FUND

MMU-SEM

MFS® UTILITIES FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Comcast Corp., “Special A”	3.6%
Energias de Portugal S.A.	3.1%
NRG Energy, Inc.	3.0%
Calpine Corp.	2.8%
NextEra Energy, Inc.	2.8%
CMS Energy Corp.	2.6%
Kinder Morgan, Inc.	2.3%
Northeast Utilities	1.9%
EDP Renovaveis S.A.	1.9%
Public Service Enterprise Group, Inc.	1.8%

Top five industries (i)
Utilities-Electric Power	48.2%
Natural Gas-Pipeline	11.4%
Cable TV	8.7%
Telephone Services	7.8%
Natural Gas-Distribution	7.2%

Issuer country weightings (i)(x)
United States	68.9%
Portugal	4.9%
Brazil	4.6%
United Kingdom	3.5%
Spain	3.0%
Canada	2.4%
Italy	1.8%
Russia	1.5%
Israel	1.4%
Other Countries	8.0%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2013 through April 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.97%	$1,000.00	$1,102.91	$5.06
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
B	Actual	1.72%	$1,000.00	$1,099.12	$8.95
	Hypothetical (h)	1.72%	$1,000.00	$1,016.27	$8.60
C	Actual	1.72%	$1,000.00	$1,099.17	$8.95
	Hypothetical (h)	1.72%	$1,000.00	$1,016.27	$8.60
I	Actual	0.72%	$1,000.00	$1,104.50	$3.76
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
R1	Actual	1.72%	$1,000.00	$1,099.32	$8.95
	Hypothetical (h)	1.72%	$1,000.00	$1,016.27	$8.60
R2	Actual	1.22%	$1,000.00	$1,101.73	$6.36
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R3	Actual	0.97%	$1,000.00	$1,102.97	$5.06
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R4	Actual	0.72%	$1,000.00	$1,104.72	$3.76
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
R5	Actual	0.64%	$1,000.00	$1,105.41	$3.34
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 92.2%
Issuer	Shares/Par	Value ($)

Broadcasting - 1.1%
Twenty-First Century Fox, Inc.	2,017,080	$64,586,902

Cable TV - 8.7%
Astro Malaysia Holdings Berhad	30,485,100	$31,087,240
Charter Communications, Inc., “A” (a)	309,741	41,979,198
Comcast Corp., “Special A”	4,156,297	212,095,836
Liberty Global PLC, “A” (a)	626,401	24,943,288
Liberty Global PLC, “C” (a)	1,891,403	72,686,617
Time Warner Cable, Inc.	603,730	85,403,646
Ziggo N.V.	1,077,185	46,745,852

		$514,941,677
Energy - Independent - 4.4%
Anadarko Petroleum Corp.	475,893	$47,122,925
Antero Resources Corp. (a)	354,990	23,312,193
Enable Midstream Partners LP (a)	298,390	7,382,169
Energen Corp.	603,059	46,984,327
EQT Corp.	693,104	75,541,405
Markwest Energy Partners LP	249,550	15,806,497
Noble Energy, Inc.	268,148	19,247,663
Targa Resources Corp.	29,697	3,206,979
Western Gas Equity Partners LP	382,741	18,727,517

		$257,331,675
Internet - 0.2%
Iliad S.A.	33,526	$9,046,642

Natural Gas - Distribution - 7.2%
AGL Energy Ltd.	1,146,880	$16,836,295
AGL Resources, Inc.	114,330	6,173,820
China Resources Gas Group Ltd.	11,038,000	32,674,285
Gas Natural SDG S.A.	1,330,050	38,131,985
GDF Suez (l)	2,734,766	68,957,360
Infraestructura Energetica Nova S.A.B. de C.V.	2,288,500	11,915,891
NiSource, Inc.	547,001	19,867,076
Questar Corp.	535,890	13,011,409
Sempra Energy	980,204	96,657,916
Snam S.p.A.	8,305,710	49,917,318
Spectra Energy Corp.	1,837,587	72,970,580

		$427,113,935

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 11.3%
APA Group (l)	3,267,426	$20,216,021
Cheniere Energy, Inc. (a)	551,543	31,134,602
DCP Midstream Partners LP	106,060	5,674,210
Enagas S.A.	2,579,303	79,440,391
Enbridge, Inc.	1,269,959	61,281,996
Energy Transfer Equity LP	47,900	2,231,661
Enterprise Products Partners LP	40,180	2,938,363
Kinder Morgan, Inc.	4,159,438	135,847,245
ONEOK Partners LP	565,340	32,218,727
ONEOK, Inc.	1,462,208	92,440,790
Plains All American Pipeline LP	154,450	8,618,310
Plains GP Holdings LP	200,820	5,536,607
SemGroup Corp., “A”	216,520	13,831,298
TransCanada Corp.	742,100	34,584,616
Williams Cos., Inc.	2,329,969	98,254,793
Williams Partners LP	821,922	42,394,737

		$666,644,367
Oil Services - 0.3%
Ensco PLC, “A”	157,508	$7,946,279
Noble Corp. PLC	262,900	8,099,949

		$16,046,228
Telecommunications - Wireless - 6.6%
American Tower Corp., REIT	1,212,843	$101,296,647
Cellcom Israel Ltd.	1,839,432	23,323,998
KDDI Corp.	93,700	4,987,679
MegaFon OJSC (a)	969,483	25,206,558
Mobile TeleSystems OJSC	708,390	5,140,177
Mobile TeleSystems OJSC, ADR	3,394,383	56,889,859
SBA Communications Corp. (a)	485,475	43,576,236
TIM Participacoes S.A., ADR	1,040,290	27,994,204
Turkcell Iletisim Hizmetleri AS (a)	6,561,315	38,220,347
Vodafone Group PLC	16,144,134	61,043,743

		$387,679,448
Telephone Services - 7.8%
Altice S.A. (a)	662,240	$37,843,669
Bezeq - The Israel Telecommunication Corp. Ltd.	32,641,534	59,221,637
CenturyLink, Inc.	1,075,589	37,548,812
Oi S.A. (a)	40,426	39,442,976
PT Telekomunikasi Indonesia Tbk	31,491,500	6,202,766
PT XL Axiata Tbk	38,960,500	17,438,964
Quebecor, Inc., “B”	1,344,680	31,713,862
TDC A.S.	5,889,893	55,286,170

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
Telecom Italia S.p.A.	44,193,259	$43,868,391
Telecom Italia S.p.A. (a)	2,456,268	3,147,014
Verizon Communications, Inc.	2,035,144	95,102,279
Windstream Holdings, Inc. (l)	3,892,587	35,305,764

		$462,122,304
Utilities - Electric Power - 44.6%
AES Corp.	6,870,993	$99,285,849
Aksa Enerji Uretim A.S. (a)	15,403,849	20,499,072
ALLETE, Inc.	842,742	43,620,326
Alliant Energy Corp.	694,130	40,592,722
Ameren Corp.	212,550	8,780,441
American Electric Power Co., Inc.	1,961,942	105,572,099
Calpine Corp. (a)	7,202,716	165,158,278
Canadian Utilities Ltd., “A”	402,730	14,877,549
CenterPoint Energy, Inc.	820,196	20,308,053
Cheung Kong Infrastructure Holdings Ltd.	5,531,000	36,098,337
China Longyuan Electric Power Group Corp.	16,210,000	16,684,720
CMS Energy Corp.	5,080,438	153,988,076
Companhia Energetica de Minas Gerais, IPS	3,687,301	28,096,084
Companhia Paranaense de Energia, ADR (l)	1,295,458	18,589,822
Companhia Paranaense de Energia, IPS	3,864,100	55,368,537
Covanta Holding Corp.	898,480	16,576,956
CPFL Energia S.A.	2,778,700	23,565,519
Dominion Resources, Inc.	1,044,760	75,786,890
Drax Group PLC	3,159,644	35,315,998
DTE Energy Co.	1,133,000	88,532,620
Duke Energy Corp.	902,757	67,246,369
Dynegy, Inc. (a)	110,450	3,142,303
Edison International	1,867,975	105,652,666
EDP Renovaveis S.A.	15,990,044	109,521,358
Enel Green Power S.p.A.	2,268,409	6,482,979
Enel S.p.A	547,240	3,093,035
Energias de Portugal S.A.	37,447,141	181,833,017
Energias do Brasil S.A.	11,494,100	49,950,815
Exelon Corp.	83,820	2,936,215
Iberdrola S.A.	1,281,431	8,951,189
Infinis Energy PLC (a)	3,805,204	13,973,736
ITC Holdings Corp.	979,856	36,225,276
Light S.A.	2,475,370	19,760,774
National Grid PLC	1,032,339	14,649,925
NextEra Energy, Inc.	1,628,406	162,596,339
Northeast Utilities	2,411,485	113,966,781
NRG Energy, Inc.	5,446,215	178,200,155

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
NRG Yield, Inc.	215,110	$9,215,312
OGE Energy Corp.	2,046,210	76,385,019
Pinnacle West Capital Corp.	1,017,270	56,916,257
Portland General Electric Co.	1,701,184	56,938,628
PPL Corp.	1,409,412	46,989,796
Public Service Enterprise Group, Inc.	2,662,315	109,075,046
Red Electrica de Espana	617,176	50,757,855
SSE PLC	2,855,992	73,536,367
Tractebel Energia S.A.	382,500	5,688,396

		$2,630,983,556
Total Common Stocks (Identified Cost, $4,159,814,806)		$5,436,496,734

Bonds - 0.1%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 11.062%, 1/05/23 (i)(z)	$349,584	$29,435

Utilities - Electric Power - 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)	$5,999,000	$6,658,891
Total Bonds (Identified Cost, $5,880,938)		$6,688,326

Convertible Preferred Stocks - 3.5%
Utilities - Electric Power - 3.5%
Dominion Resources, Inc., “A”, 6.125%	570,160	$33,422,779
Dominion Resources, Inc., “B”, 6%	694,580	40,834,358
NextEra Energy, Inc., 5.889%	766,880	48,995,963
PPL Corp., 8.75%	1,506,126	81,330,804
Total Convertible Preferred Stocks (Identified Cost, $183,082,083)		$204,583,904

Convertible Bonds - 0.6%
Telecommunications - Wireless - 0.6%
SBA Communications Corp., 4%, 10/01/14 (Identified Cost, $18,504,149)	$12,891,000	$37,915,654

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $1,402,059) (a)	$40	2/15/12	277,917	$539,159

8

Portfolio of Investments (unaudited) – continued

Money Market Funds - 4.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)			234,294,481	$234,294,481

Collateral for Securities Loaned - 1.2%
JPMorgan Prime Money Market Fund, 0.06%, at Cost and Net Asset Value (j)			73,701,673	$73,701,673
Total Investments (Identified Cost, $4,676,680,189)				$5,994,219,931

Other Assets, Less Liabilities - (1.6)%				(95,072,358)
Net Assets - 100.0%				$5,899,147,573

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,658,891, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 11.062%, 1/05/23	1/18/02	$8,950	$29,435
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

9

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	3,237,833	7/11/14	$4,470,239	$4,491,268	$21,029
BUY	EUR	Credit Suisse Group	16,438,980	7/11/14	22,682,955	22,802,865	119,910
BUY	EUR	Deutsche Bank AG	1,683,689	7/11/14	2,322,697	2,335,481	12,784
BUY	EUR	JPMorgan Chase Bank N.A.	2,788,447	7/11/14	3,851,726	3,867,915	16,189
BUY	EUR	UBG AG	233,785	7/11/14	323,303	324,288	985
SELL	EUR	Barclays Bank PLC	75,326,407	6/18/14	104,893,679	104,491,649	402,030
BUY	GBP	Barclays Bank PLC	2,994,170	7/11/14	4,960,472	5,052,542	92,070
BUY	GBP	Deutsche Bank AG	523,197	7/11/14	878,321	882,872	4,551

							$669,548

Liability Derivatives
BUY	EUR	Credit Suisse Group	768,514	7/11/14	$1,067,019	$1,066,022	$(997)
SELL	EUR	Credit Suisse Group	72,543,360	7/11/14	99,653,975	100,626,466	(972,491)
SELL	EUR	Deutsche Bank AG	50,494,915	7/11/14	69,393,301	70,042,590	(649,289)
SELL	EUR	JPMorgan Chase Bank N.A.	73,438,278	7/11/14	100,881,134	101,867,826	(986,692)
SELL	EUR	UBG AG	65,460,340	7/11/14	89,948,457	90,801,455	(852,998)
SELL	GBP	Barclays Bank PLC	2,462,611	7/11/14	4,141,595	4,155,558	(13,963)
SELL	GBP	Credit Suisse Group	36,660,791	7/11/14	61,323,604	61,863,617	(540,013)
SELL	GBP	Deutsche Bank AG	516,956	7/11/14	861,108	872,343	(11,235)
SELL	GBP	Goldman Sachs International	2,141,419	7/11/14	3,574,045	3,613,559	(39,514)

10

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/14 – continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	GBP	JPMorgan Chase Bank N.A.	281,003	7/11/14	$471,714	$474,181	$(2,467)
SELL	GBP	Merrill Lynch International Bank	36,660,791	7/11/14	61,328,370	61,863,617	(535,247)
SELL	GBP	UBG AG	3,327,669	7/11/14	5,583,033	5,615,308	(32,275)

							$(4,637,181)

At April 30, 2014, the fund had cash collateral of $1,620,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,442,385,708)	$5,759,925,450
Underlying affiliated funds, at cost and value	234,294,481
Total investments, at value, including $69,224,391 of securities on loan (identified cost, $4,676,680,189)	$5,994,219,931
Restricted cash	1,620,000
Receivables for
Forward foreign currency exchange contracts	669,548
Investments sold	29,101,767
Fund shares sold	21,875,053
Interest and dividends	23,328,711
Other assets	20,855
Total assets	$6,070,835,865
Liabilities
Payable to custodian	$1,253,722
Payables for
Distributions	1,285,971
Forward foreign currency exchange contracts	4,637,181
Investments purchased	71,617,663
Fund shares reacquired	14,504,624
Collateral for securities loaned, at value	73,701,673
Payable to affiliates
Investment adviser	187,642
Shareholder servicing costs	4,064,631
Distribution and service fees	127,023
Payable for independent Trustees’ compensation	12,008
Accrued expenses and other liabilities	296,154
Total liabilities	$171,688,292
Net assets	$5,899,147,573
Net assets consist of
Paid-in capital	$4,470,405,352
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,313,646,881
Accumulated net realized gain (loss) on investments and foreign currency	83,022,928
Undistributed net investment income	32,072,412
Net assets	$5,899,147,573
Shares of beneficial interest outstanding	260,110,185

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,422,796,385	150,827,995	$22.69
Class B	325,545,188	14,402,134	22.60
Class C	1,035,954,947	45,830,410	22.60
Class I	687,589,485	30,209,337	22.76
Class R1	13,273,081	588,066	22.57
Class R2	124,506,402	5,498,279	22.64
Class R3	151,197,149	6,665,400	22.68
Class R4	126,118,002	5,554,142	22.71
Class R5	12,166,934	534,422	22.77

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.07 [100 / 94.25 x $22.69]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$135,468,044
Interest	1,066,987
Dividends from underlying affiliated funds	54,003
Foreign taxes withheld	(3,122,154)
Total investment income	$133,466,880
Expenses
Management fee	$15,573,751
Distribution and service fees	10,702,577
Shareholder servicing costs	2,939,555
Administrative services fee	234,518
Independent Trustees’ compensation	33,592
Custodian fee	373,086
Shareholder communications	138,694
Audit and tax fees	33,271
Legal fees	24,137
Miscellaneous	201,779
Total expenses	$30,254,960
Fees paid indirectly	(1,296)
Reduction of expenses by investment adviser and distributor	(33,295)
Net expenses	$30,220,369
Net investment income	$103,246,511
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$121,106,557
Foreign currency	(16,433,644)
Net realized gain (loss) on investments and foreign currency	$104,672,913
Change in unrealized appreciation (depreciation)
Investments	$330,645,285
Translation of assets and liabilities in foreign currencies	663,724
Net unrealized gain (loss) on investments and foreign currency translation	$331,309,009
Net realized and unrealized gain (loss) on investments and foreign currency	$435,981,922
Change in net assets from operations	$539,228,433

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/14 (unaudited)	Year ended 10/31/13
From operations
Net investment income	$103,246,511	$140,407,201
Net realized gain (loss) on investments and foreign currency	104,672,913	316,670,821
Net unrealized gain (loss) on investments and foreign currency translation	331,309,009	473,848,983
Change in net assets from operations	$539,228,433	$930,927,005
Distributions declared to shareholders
From net investment income	$(78,768,967)	$(133,999,706)
From net realized gain on investments	(223,100,887)	(3,193,095)
Total distributions declared to shareholders	$(301,869,854)	$(137,192,801)
Change in net assets from fund share transactions	$253,394,608	$(119,907,834)
Total change in net assets	$490,753,187	$673,826,370
Net assets
At beginning of period	5,408,394,386	4,734,568,016
At end of period (including undistributed net investment income of $32,072,412 and $7,594,868, respectively)	$5,899,147,573	$5,408,394,386

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/14		Years ended 10/31
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.80		$18.61	$17.11	$16.01	$13.79	$12.04
Income (loss) from investment operations
Net investment income (d)	$0.42		$0.60	$0.51	$0.61	$0.47	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		3.17	1.53	1.02	2.26	1.75
Total from investment operations	$2.11		$3.77	$2.04	$1.63	$2.73	$2.29
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.57)	$(0.54)	$(0.53)	$(0.51)	$(0.47)
From net realized gain on investments	(0.90)		(0.01)	—	—	—	(0.07)
Total distributions declared to shareholders	$(1.22)		$(0.58)	$(0.54)	$(0.53)	$(0.51)	$(0.54)
Net asset value, end of period (x)	$22.69		$21.80	$18.61	$17.11	$16.01	$13.79
Total return (%) (r)(s)(t)(x)	10.29	(n)	20.59	12.17	10.26	20.17	19.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.01	1.02	1.04	1.07	1.10
Expenses after expense reductions (f)	0.97	(a)	1.01	1.02	1.04	1.07	1.10
Net investment income	3.95	(a)	2.97	2.90	3.62	3.20	4.44
Portfolio turnover	20	(n)	54	46	51	54	71
Net assets at end of period (000 omitted)	$3,422,796		$3,242,884	$2,699,649	$2,343,368	$1,947,269	$1,766,611

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.71		$18.55	$17.05	$15.95	$13.75	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.44	$0.37	$0.49	$0.36	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		3.15	1.54	1.01	2.24	1.73
Total from investment operations	$2.03		$3.59	$1.91	$1.50	$2.60	$2.20
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.42)	$(0.41)	$(0.40)	$(0.40)	$(0.38)
From net realized gain on investments	(0.90)		(0.01)	—	—	—	(0.07)
Total distributions declared to shareholders	$(1.14)		$(0.43)	$(0.41)	$(0.40)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$22.60		$21.71	$18.55	$17.05	$15.95	$13.75
Total return (%) (r)(s)(t)(x)	9.91	(n)	19.60	11.39	9.47	19.18	18.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.76	1.77	1.79	1.82	1.85
Expenses after expense reductions (f)	1.72	(a)	1.76	1.77	1.79	1.82	1.85
Net investment income	3.21	(a)	2.21	2.14	2.88	2.45	3.86
Portfolio turnover	20	(n)	54	46	51	54	71
Net assets at end of period (000 omitted)	$325,545		$305,988	$265,748	$233,107	$209,277	$196,483

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.71		$18.55	$17.05	$15.96	$13.75	$12.01
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.44	$0.38	$0.48	$0.36	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		3.15	1.53	1.01	2.25	1.74
Total from investment operations	$2.03		$3.59	$1.91	$1.49	$2.61	$2.19
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.42)	$(0.41)	$(0.40)	$(0.40)	$(0.38)
From net realized gain on investments	(0.90)		(0.01)	—	—	—	(0.07)
Total distributions declared to shareholders	$(1.14)		$(0.43)	$(0.41)	$(0.40)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$22.60		$21.71	$18.55	$17.05	$15.96	$13.75
Total return (%) (r)(s)(t)(x)	9.92	(n)	19.61	11.40	9.41	19.27	18.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.76	1.77	1.79	1.82	1.85
Expenses after expense reductions (f)	1.72	(a)	1.76	1.77	1.79	1.82	1.85
Net investment income	3.25	(a)	2.21	2.15	2.86	2.44	3.67
Portfolio turnover	20	(n)	54	46	51	54	71
Net assets at end of period (000 omitted)	$1,035,955		$917,978	$739,959	$608,042	$459,807	$299,351

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.86		$18.67	$17.15	$16.05	$13.82	$12.07
Income (loss) from investment operations
Net investment income (d)	$0.46		$0.65	$0.57	$0.66	$0.50	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		3.17	1.53	1.01	2.27	1.86
Total from investment operations	$2.15		$3.82	$2.10	$1.67	$2.77	$2.32
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.62)	$(0.58)	$(0.57)	$(0.54)	$(0.50)
From net realized gain on investments	(0.90)		(0.01)	—	—	—	(0.07)
Total distributions declared to shareholders	$(1.25)		$(0.63)	$(0.58)	$(0.57)	$(0.54)	$(0.57)
Net asset value, end of period (x)	$22.76		$21.86	$18.67	$17.15	$16.05	$13.82
Total return (%) (r)(s)(x)	10.45	(n)	20.82	12.54	10.50	20.50	20.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.76	0.77	0.79	0.82	0.82
Expenses after expense reductions (f)	0.72	(a)	0.76	0.77	0.79	0.82	0.82
Net investment income	4.30	(a)	3.21	3.22	3.88	3.37	3.60
Portfolio turnover	20	(n)	54	46	51	54	71
Net assets at end of period (000 omitted)	$687,589		$566,374	$462,849	$286,562	$155,487	$39,175

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R1			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.68		$18.52	$17.03	$15.94	$13.73	$11.99
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.44	$0.37	$0.48	$0.36	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		3.15	1.53	1.01	2.25	1.75
Total from investment operations	$2.03		$3.59	$1.90	$1.49	$2.61	$2.19
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.42)	$(0.41)	$(0.40)	$(0.40)	$(0.38)
From net realized gain on investments	(0.90)		(0.01)	—	—	—	(0.07)
Total distributions declared to shareholders	$(1.14)		$(0.43)	$(0.41)	$(0.40)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$22.57		$21.68	$18.52	$17.03	$15.94	$13.73
Total return (%) (r)(s)(x)	9.93	(n)	19.63	11.35	9.42	19.28	18.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.76	1.77	1.79	1.82	1.84
Expenses after expense reductions (f)	1.72	(a)	1.76	1.77	1.79	1.82	1.84
Net investment income	3.23	(a)	2.22	2.15	2.83	2.46	3.61
Portfolio turnover	20	(n)	54	46	51	54	71
Net assets at end of period (000 omitted)	$13,273		$12,041	$12,092	$11,686	$10,157	$9,674

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R2			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.75		$18.58	$17.07	$15.98	$13.77	$12.02
Income (loss) from investment operations
Net investment income (d)	$0.39		$0.54	$0.46	$0.57	$0.43	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	1.70		3.16	1.55	1.01	2.25	1.76
Total from investment operations	$2.09		$3.70	$2.01	$1.58	$2.68	$2.26
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.52)	$(0.50)	$(0.49)	$(0.47)	$(0.44)
From net realized gain on investments	(0.90)		(0.01)	—	—	—	(0.07)
Total distributions declared to shareholders	$(1.20)		$(0.53)	$(0.50)	$(0.49)	$(0.47)	$(0.51)
Net asset value, end of period (x)	$22.64		$21.75	$18.58	$17.07	$15.98	$13.77
Total return (%) (r)(s)(x)	10.17	(n)	20.22	11.99	9.94	19.83	19.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.26	1.27	1.29	1.32	1.34
Expenses after expense reductions (f)	1.22	(a)	1.26	1.27	1.29	1.32	1.34
Net investment income	3.71	(a)	2.71	2.65	3.37	2.93	4.12
Portfolio turnover	20	(n)	54	46	51	54	71
Net assets at end of period (000 omitted)	$124,506		$116,355	$116,173	$101,994	$79,748	$61,470

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R3			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.79		$18.59	$17.09	$15.99	$13.78	$12.03
Income (loss) from investment operations
Net investment income (d)	$0.42		$0.52	$0.51	$0.61	$0.47	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		3.25	1.53	1.02	2.25	1.75
Total from investment operations	$2.11		$3.77	$2.04	$1.63	$2.72	$2.29
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.56)	$(0.54)	$(0.53)	$(0.51)	$(0.47)
From net realized gain on investments	(0.90)		(0.01)	—	—	—	(0.07)
Total distributions declared to shareholders	$(1.22)		$(0.57)	$(0.54)	$(0.53)	$(0.51)	$(0.54)
Net asset value, end of period (x)	$22.68		$21.79	$18.59	$17.09	$15.99	$13.78
Total return (%) (r)(s)(x)	10.30	(n)	20.61	12.19	10.27	20.12	19.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.00	1.02	1.04	1.07	1.10
Expenses after expense reductions (f)	0.97	(a)	1.00	1.02	1.04	1.07	1.09
Net investment income	4.00	(a)	2.67	2.90	3.62	3.19	4.40
Portfolio turnover	20	(n)	54	46	51	54	71
Net assets at end of period (000 omitted)	$151,197		$135,710	$364,245	$324,613	$277,390	$39,450

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R4			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.81		$18.63	$17.12	$16.02	$13.80	$12.05
Income (loss) from investment operations
Net investment income (d)	$0.45		$0.65	$0.56	$0.64	$0.52	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	1.70		3.16	1.53	1.03	2.24	1.78
Total from investment operations	$2.15		$3.81	$2.09	$1.67	$2.76	$2.32
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.62)	$(0.58)	$(0.57)	$(0.54)	$(0.50)
From net realized gain on investments	(0.90)		(0.01)	—	—	—	(0.07)
Total distributions declared to shareholders	$(1.25)		$(0.63)	$(0.58)	$(0.57)	$(0.54)	$(0.57)
Net asset value, end of period (x)	$22.71		$21.81	$18.63	$17.12	$16.02	$13.80
Total return (%) (r)(s)(x)	10.47	(n)	20.82	12.50	10.52	20.45	20.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.76	0.77	0.79	0.82	0.84
Expenses after expense reductions (f)	0.72	(a)	0.76	0.77	0.79	0.82	0.84
Net investment income	4.23	(a)	3.22	3.17	3.78	3.51	4.38
Portfolio turnover	20	(n)	54	46	51	54	71
Net assets at end of period (000 omitted)	$126,118		$108,572	$73,570	$45,233	$24,422	$12,760

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R5			2013	2012 (i)
	(unaudited)
Net asset value, beginning of period	$21.86		$18.67	$16.71
Income (loss) from investment operations
Net investment income (d)	$0.46		$0.72	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	1.71		3.12	1.96	(g)
Total from investment operations	$2.17		$3.84	$2.18
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.64)	$(0.22)
From net realized gain on investments	(0.90)		(0.01)	—
Total distributions declared to shareholders	$(1.26)		$(0.65)	$(0.22)
Net asset value, end of period (x)	$22.77		$21.86	$18.67
Total return (%) (r)(s)(x)	10.54	(n)	20.95	13.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65	0.71	(a)
Expenses after expense reductions (f)	0.64	(a)	0.65	0.71	(a)
Net investment income	4.38	(a)	3.48	2.93	(a)
Portfolio turnover	20	(n)	54	46
Net assets at end of period (000 omitted)	$12,167		$2,492	$283

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended October 31, 2009 would have each been lower by approximately 0.62%.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions

25

Notes to Financial Statements (unaudited) – continued

between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets.

26

Notes to Financial Statements (unaudited) – continued

Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

27

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,816,516,807	$—	$—	$3,816,516,807
Portugal	291,354,375	—	—	291,354,375
Brazil	229,014,151	39,442,976	—	268,457,127
United Kingdom	198,519,769	—	—	198,519,769
Spain	177,281,420	—	—	177,281,420
Canada	142,458,022	—	—	142,458,022
Italy	106,508,738	—	—	106,508,738
Russia	82,096,417	5,140,177	—	87,236,594
Israel	23,323,998	59,221,637	—	82,545,635
Other Countries	447,702,250	23,039,061	—	470,741,311
U.S. Corportate Bonds	—	37,915,654	—	37,915,654
Commercial Mortgage-Backed Securities	—	29,435	—	29,435
Foreign Bonds	—	6,658,890	—	6,658,890
Mutual Funds	307,996,154	—	—	307,996,154
Total Investments	$5,822,772,101	$171,447,830	$—	$5,994,219,931

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,967,633)	$—	$(3,967,633)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $76,057,933 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $61,043,743 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

28

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$669,548	$(4,637,181)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(15,453,983)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$330,809

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all

29

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

30

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $69,224,391 and a related liability of $73,701,673 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

31

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, redemptions in-kind and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/13
Ordinary income (including any short-term capital gains)	$133,999,706
Long-term capital gains	3,193,095
Total distributions	$137,192,801

32

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14
Cost of investments	$4,710,737,931
Gross appreciation	1,400,218,825
Gross depreciation	(116,736,825)
Net unrealized appreciation (depreciation)	$1,283,482,000

As of 10/31/13
Undistributed ordinary income	138,612,864
Undistributed long-term capital gains	109,040,918
Other temporary differences	(9,106,927)
Net unrealized appreciation (depreciation)	952,836,787

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/14	Year ended 10/31/13	Six months ended 4/30/14	Year ended 10/31/13
Class A	$48,958,511	$82,927,278	$133,161,909	$1,865,224
Class B	3,491,585	5,893,682	12,632,156	181,966
Class C	10,763,960	17,048,487	38,095,498	516,948
Class I	9,583,297	15,358,585	23,289,939	312,936
Class R1	140,301	243,523	502,602	7,728
Class R2	1,623,591	2,911,152	4,808,744	74,515
Class R3	2,123,190	6,791,640	5,570,819	178,234
Class R4	1,898,293	2,780,051	4,594,337	54,856
Class R5	186,239	45,308	444,883	688
Total	$78,768,967	$133,999,706	$223,100,887	$3,193,095

33

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.60%
Average daily net assets in excess of $3 billion	0.55%

The management fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $863,029 for the six months ended April 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,989,341
Class B	0.75%	0.25%	1.00%	1.00%	1,521,951
Class C	0.75%	0.25%	1.00%	1.00%	4,671,109
Class R1	0.75%	0.25%	1.00%	1.00%	60,419
Class R2	0.25%	0.25%	0.50%	0.50%	287,460
Class R3	—	0.25%	0.25%	0.25%	172,297
Total Distribution and Service Fees					$10,702,577

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2014, this rebate amounted to $27,024, $924, and $1,459 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a

34

Notes to Financial Statements (unaudited) – continued

shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2014, were as follows:

Amount
Class A	$24,808
Class B	124,973
Class C	39,071

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2014, the fee was $392,446, which equated to 0.0146% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,547,109.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.0087% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $203 and the Retirement Deferral plan resulted in an expense of $1,762. Both amounts

35

Notes to Financial Statements (unaudited) – continued

are included in independent Trustees’ compensation for the six months ended April 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $7,176 at April 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $17,025 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,888, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $1,094,040,778 and $1,158,170,271 respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,095,628	$388,175,575	34,888,637	$701,129,477
Class B	866,194	18,404,875	2,101,282	42,182,911
Class C	4,886,542	103,963,085	9,368,672	188,198,160
Class I	7,269,662	157,633,561	11,481,949	231,275,883
Class R1	92,757	1,982,143	194,537	3,919,092
Class R2	756,282	16,161,389	1,259,943	25,254,398
Class R3	1,058,544	22,581,751	2,364,238	47,243,408
Class R4	1,367,563	29,073,672	2,084,641	41,999,518
Class R5	755,180	16,259,466	126,256	2,576,702
	35,148,352	$754,235,517	63,870,155	$1,283,779,549

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	8,265,819	$171,459,267	3,866,407	$77,197,519
Class B	681,471	14,040,604	264,317	5,231,975
Class C	1,888,502	38,922,133	678,497	13,458,907
Class I	1,127,919	23,510,284	521,104	10,454,484
Class R1	31,236	642,739	12,723	251,152
Class R2	293,370	6,068,299	141,807	2,812,537
Class R3	370,877	7,693,366	358,909	6,969,013
Class R4	298,306	6,201,914	133,934	2,687,393
Class R5	30,284	631,108	2,234	45,993
	12,987,784	$269,169,714	5,979,932	$119,108,973

Shares reacquired
Class A	(24,312,625)	$(515,354,597)	(35,002,327)	$(697,958,184)
Class B	(1,237,705)	(26,337,793)	(2,602,174)	(51,881,772)
Class C	(3,219,794)	(68,305,443)	(7,665,645)	(152,500,511)
Class I	(4,098,727)	(86,908,017)	(10,888,155)	(215,750,645)
Class R1	(91,200)	(1,930,000)	(304,874)	(6,011,656)
Class R2	(900,607)	(19,057,945)	(2,306,102)	(45,313,765)
Class R3	(992,522)	(21,195,781)	(16,084,320)	(328,784,721)
Class R4	(1,089,973)	(23,279,852)	(1,190,207)	(23,987,292)
Class R5	(365,062)	(7,641,195)	(29,628)	(607,810)
	(36,308,215)	$(770,010,623)	(76,073,432)	$(1,522,796,356)

Net change
Class A	2,048,822	$44,280,245	3,752,717	$80,368,812
Class B	309,960	6,107,686	(236,575)	(4,466,886)
Class C	3,555,250	74,579,775	2,381,524	49,156,556
Class I	4,298,854	94,235,828	1,114,898	25,979,722
Class R1	32,793	694,882	(97,614)	(1,841,412)
Class R2	149,045	3,171,743	(904,352)	(17,246,830)
Class R3	436,899	9,079,336	(13,361,173)	(274,572,300)
Class R4	575,896	11,995,734	1,028,368	20,699,619
Class R5	420,402	9,249,379	98,862	2,014,885
	11,827,921	$253,394,608	(6,223,345)	$(119,907,834)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating

37

Notes to Financial Statements (unaudited) – continued

funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2014, the fund’s commitment fee and interest expense were $11,371 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	115,909,948	576,971,484	(458,586,951)	234,294,481

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$54,003	$234,294,481

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2014

MFS® GLOBAL TOTAL RETURN FUND

MWT-SEM

MFS® GLOBAL TOTAL RETURN FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Government of Japan, 1.1%, 6/20/20	2.1%
Government of Japan, 2.1%, 9/20/24	1.4%
Johnson & Johnson	1.4%
KDDI Corp.	1.4%
Republic of Italy, 3.75%, 3/01/21	1.3%
Nestle S.A.	1.3%
Wells Fargo & Co.	1.2%
GlaxoSmithKline PLC	1.2%
Kao Corp.	1.2%
Lockheed Martin Corp.	1.2%

Composition including fixed income credit quality (a)(i)
AAA	6.5%
AA	3.5%
A	8.1%
BBB	12.8%
BB (o)	0.0%
U.S. Government	1.9%
Federal Agencies	3.4%
Not Rated	(0.3)%
Non-Fixed Income	59.1%
Cash & Other	5.0%

Equity sectors
Financial Services	10.9%
Consumer Staples	10.8%
Health Care	8.2%
Industrial Goods & Services	5.5%
Technology	3.8%
Utilities & Communications	3.5%
Energy	3.4%
Leisure	3.3%
Special Products & Services	3.3%
Basic Materials	2.2%
Retailing	1.9%
Autos & Housing	1.3%
Transportation	1.0%

Fixed income sectors (i)
Non-U.S. Government Bonds	18.9%
High Grade Corporates	9.6%
Mortgage-Backed Securities	3.1%
U.S. Treasury Securities	1.6%
Emerging Markets Bonds	1.5%
Commercial Mortgage-Backed Securities	0.9%
U.S. Government Agencies	0.3%
Collateralized Debt Obligations (o)	0.0%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	45.9%
Japan	12.1%
United Kingdom	9.0%
Germany	4.2%
France	4.2%
Switzerland	4.2%
Canada	3.7%
Spain	2.7%
Italy	2.5%
Other Countries	11.5%

Currency exposure weightings (i)(y)
United States Dollar	48.0%
Euro	17.6%
Japanese Yen	13.8%
British Pound Sterling	9.3%
Swiss Franc	3.9%
Canadian Dollar	1.9%
Australian Dollar	1.1%
Swedish Krona	1.0%
Norwegian Krone	0.8%
Other Currencies	2.6%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2013 through April 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	1.19%	$1,000.00	$1,045.67	$6.04
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
B	Actual	1.94%	$1,000.00	$1,041.25	$9.82
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
C	Actual	1.94%	$1,000.00	$1,041.32	$9.82
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
I	Actual	0.94%	$1,000.00	$1,046.74	$4.77
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R1	Actual	1.94%	$1,000.00	$1,041.32	$9.82
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
R2	Actual	1.44%	$1,000.00	$1,043.40	$7.30
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
R3	Actual	1.19%	$1,000.00	$1,044.51	$6.03
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
R4	Actual	0.94%	$1,000.00	$1,046.26	$4.77
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R5	Actual	0.86%	$1,000.00	$1,047.04	$4.36
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.1%
Issuer	Shares/Par	Value ($)

Aerospace - 3.4%
Cobham PLC	868,661	$4,527,540
Honeywell International, Inc.	108,650	10,093,585
Lockheed Martin Corp.	94,310	15,480,043
Northrop Grumman Corp.	40,320	4,899,283
United Technologies Corp.	89,000	10,531,370

		$45,531,821
Alcoholic Beverages - 1.5%
Heineken N.V. (l)	145,423	$10,087,630
Pernod Ricard S.A.	83,353	10,003,998

		$20,091,628
Automotive - 0.7%
Johnson Controls, Inc.	105,180	$4,747,825
USS Co. Ltd.	295,100	4,297,979

		$9,045,804
Broadcasting - 1.9%
Fuji Television Network, Inc.	156,200	$2,629,434
Nippon Television Holdings, Inc.	167,500	2,495,256
Omnicom Group, Inc.	83,550	5,654,664
Viacom, Inc., “B”	48,710	4,139,376
Walt Disney Co.	123,310	9,783,415

		$24,702,145
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	19,280	$5,803,280
Computershare Ltd.	198,061	2,281,257
Daiwa Securities Group, Inc.	368,000	2,753,656
Franklin Resources, Inc.	34,535	1,807,907

		$12,646,100
Business Services - 3.3%
Accenture PLC, “A”	152,820	$12,259,220
Amadeus Holdings AG	213,589	8,876,346
Bunzl PLC	246,637	7,000,052
Compass Group PLC	643,610	10,236,442
Nomura Research Institute Ltd.	182,200	5,266,308

		$43,638,368

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.5%
Comcast Corp., “Special A”	118,370	$6,040,421

Chemicals - 1.8%
3M Co.	86,758	$12,067,170
Givaudan S.A.	3,460	5,452,812
PPG Industries, Inc.	34,488	6,677,567

		$24,197,549
Computer Software - 0.6%
Oracle Corp.	184,830	$7,555,850

Computer Software - Systems - 1.1%
Canon, Inc.	148,800	$4,653,526
International Business Machines Corp.	53,404	10,492,284

		$15,145,810
Construction - 0.7%
Geberit AG	12,820	$4,272,362
Stanley Black & Decker, Inc.	53,620	4,605,422

		$8,877,784
Consumer Products - 3.3%
Henkel KGaA, IPS	102,372	$11,400,410
Kao Corp.	411,700	15,491,856
Kose Corp.	73,700	2,447,415
Procter & Gamble Co.	85,490	7,057,200
Reckitt Benckiser Group PLC	98,108	7,909,575

		$44,306,456
Containers - 0.4%
Brambles Ltd.	635,442	$5,582,268

Electrical Equipment - 1.6%
Danaher Corp.	70,240	$5,154,211
Legrand S.A.	104,218	6,723,288
Pentair Ltd.	20,575	1,528,517
Spectris PLC	72,447	2,721,609
Tyco International Ltd.	128,430	5,252,787

		$21,380,412
Electronics - 1.1%
Halma PLC	311,120	$2,949,531
Hirose Electric Co. Ltd.	23,600	3,326,415
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	410,454	8,250,125

		$14,526,071

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 0.7%
Cairn Energy PLC (a)	543,848	$1,692,303
Occidental Petroleum Corp.	80,590	7,716,493

		$9,408,796
Energy - Integrated - 2.7%
Chevron Corp.	45,818	$5,751,075
Exxon Mobil Corp.	129,950	13,308,180
Royal Dutch Shell PLC, “A”	311,891	12,359,226
Suncor Energy, Inc.	122,382	4,720,871

		$36,139,352
Food & Beverages - 2.9%
General Mills, Inc.	138,970	$7,368,189
Groupe Danone (l)	206,751	15,248,202
Nestle S.A.	216,892	16,745,610

		$39,362,001
Food & Drug Stores - 1.2%
CVS Caremark Corp.	164,790	$11,983,529
Lawson, Inc.	56,900	3,951,582

		$15,935,111
General Merchandise - 0.5%
Target Corp.	118,350	$7,308,113

Insurance - 3.8%
ACE Ltd.	40,770	$4,171,586
Aon PLC	67,670	5,743,830
Fairfax Financial Holdings Ltd.	10,310	4,495,369
Hiscox Ltd.	255,220	3,042,249
ING Groep N.V. (a)	432,860	6,146,407
MetLife, Inc.	168,940	8,844,009
Prudential Financial, Inc.	60,800	4,905,344
Travelers Cos., Inc.	96,040	8,699,303
Zurich Insurance Group AG	14,451	4,139,413

		$50,187,510
Leisure & Toys - 0.2%
Hasbro, Inc.	54,810	$3,028,801

Machinery & Tools - 0.4%
GLORY Ltd.	79,500	$2,054,716
Neopost S.A.	46,764	3,831,697

		$5,886,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 4.6%
Bank of New York Mellon Corp.	211,038	$7,147,857
Goldman Sachs Group, Inc.	35,781	5,718,519
HSBC Holdings PLC	768,456	7,837,962
JPMorgan Chase & Co.	258,730	14,483,705
State Street Corp.	95,170	6,144,175
Sumitomo Mitsui Financial Group, Inc.	59,800	2,359,010
Toronto-Dominion Bank	48,600	2,338,103
Wells Fargo & Co.	321,100	15,939,404

		$61,968,735
Medical & Health Technology & Services - 0.4%
Kobayashi Pharmaceutical Co. Ltd.	57,300	$3,474,935
Quest Diagnostics, Inc.	39,180	2,191,337

		$5,666,272
Medical Equipment - 1.3%
Abbott Laboratories	181,800	$7,042,932
Medtronic, Inc.	116,320	6,841,942
St. Jude Medical, Inc.	55,240	3,506,083

		$17,390,957
Network & Telecom - 1.0%
Ericsson, Inc., “B”	807,401	$9,747,621
Nokia Oyj	513,771	3,845,449

		$13,593,070
Other Banks & Diversified Financials - 0.8%
DNB A.S.A. (l)	293,206	$5,184,118
Hachijuni Bank Ltd.	193,000	1,053,397
North Pacific Ltd.	178,300	722,025
U.S. Bancorp	90,200	3,678,356

		$10,637,896
Pharmaceuticals - 6.4%
Bayer AG (l)	83,358	$11,564,672
GlaxoSmithKline PLC	568,595	15,667,458
Johnson & Johnson	186,040	18,843,992
Novartis AG	122,730	10,640,040
Pfizer, Inc.	486,210	15,208,649
Roche Holding AG	39,068	11,452,726
Santen Pharmaceutical Co. Ltd.	60,000	2,676,187

		$86,053,724
Printing & Publishing - 0.3%
Moody’s Corp.	42,890	$3,366,865

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.2%
Canadian National Railway Co.	38,290	$2,242,645

Real Estate - 0.8%
Deutsche Wohnen AG (a)	194,042	$4,064,983
Deutsche Wohnen AG	300,974	6,449,157

		$10,514,140
Restaurants - 0.5%
McDonald’s Corp.	71,461	$7,244,716

Specialty Stores - 0.2%
Esprit Holdings Ltd.	1,414,950	$2,354,739

Telecommunications - Wireless - 2.1%
KDDI Corp.	339,400	$18,066,365
NTT DoCoMo, Inc.	165,800	2,630,485
Vodafone Group PLC	1,824,279	6,897,912

		$27,594,762
Telephone Services - 1.4%
AT&T, Inc.	113,610	$4,055,877
TDC A.S.	365,055	3,426,632
Verizon Communications, Inc.	251,465	11,750,959

		$19,233,468
Tobacco - 3.0%
British American Tobacco PLC	169,350	$9,770,246
Japan Tobacco, Inc.	286,700	9,411,309
Lorillard, Inc.	100,720	5,984,782
Philip Morris International, Inc.	178,080	15,213,374

		$40,379,711
Trucking - 0.9%
United Parcel Service, Inc., “B”	32,710	$3,221,935
Yamato Holdings Co. Ltd.	399,200	8,207,741

		$11,429,676
Total Common Stocks (Identified Cost, $542,510,484)		$790,195,960

Bonds - 35.8%
Asset-Backed & Securitized - 0.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,489,951	$1,628,954
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49	866,766	883,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		$995,797	$1,078,047
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)		15,012	15,363
Goldman Sachs Mortgage Securities Corp., FRN, 5.997%, 8/10/45		3,206,543	3,560,747
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.989%, 6/15/49		1,058,797	1,081,823
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.135%, 2/15/51		970,446	973,338
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.989%, 6/15/49		1,040,000	1,148,798
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.032%, 6/12/50		153,942	157,963
Merrill Lynch Mortgage Trust, FRN, 6.032%, 6/12/50		1,040,000	1,156,249
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.132%, 2/15/51		510,000	560,048

			$12,244,510
Automotive - 0.6%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$492,000	$493,994
Delphi Automotive PLC, 4.15%, 3/15/24		430,000	440,003
Delphi Corp., 5%, 2/15/23		47,000	49,820
FCE Bank, 1.875%, 5/12/16	EUR	350,000	493,850
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$853,000	863,352
RCI Banque S.A., 4.25%, 4/27/17	EUR	550,000	829,952
Toyota Motor Credit Corp., 0.875%, 7/17/15		$1,163,000	1,167,956
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		227,000	236,080
TRW Automotive, Inc., 4.45%, 12/01/23 (n)		520,000	530,400
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)		1,810,000	1,820,938
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)		534,000	550,488
Volkswagen International Finance N.V., 3.875%, 9/29/49	EUR	450,000	653,153

			$8,129,986
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$790,000	$916,593

Broadcasting - 0.1%
Discovery Communications, Inc., 4.875%, 4/01/43		$610,000	$613,212
Myriad International Holdings B.V., 6%, 7/18/20 (n)		650,000	710,125
Vivendi S.A., 4%, 3/31/17	EUR	400,000	604,312

			$1,927,649
Building - 0.2%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	350,000	$513,541
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	450,000	645,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	200,000	$399,968
Mohawk Industries, Inc., 6.125%, 1/15/16		$483,000	521,640
Owens Corning, Inc., 6.5%, 12/01/16		157,000	172,885
Owens Corning, Inc., 4.2%, 12/15/22		376,000	374,971

			$2,628,605
Business Services - 0.1%
Fidelity National Information Services, Inc., 5%, 3/15/22		$483,000	$505,645
Tencent Holdings Ltd., 3.375%, 5/02/19 (z)		281,000	282,467

			$788,112
Cable TV - 0.2%
Comcast Corp., 4.65%, 7/15/42		$614,000	$629,518
Cox Communications, Inc., 3.25%, 12/15/22 (n)		595,000	576,775
NBCUniversal Media LLC, 5.15%, 4/30/20		728,000	831,133
Shaw Communications, 5.65%, 10/01/19	CAD	510,000	525,853
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	472,638

			$3,035,917
Chemicals - 0.2%
CF Industries, Inc., 5.15%, 3/15/34		$424,000	$443,909
Dow Chemical Co., 8.55%, 5/15/19		580,000	743,529
FMC Corp., 4.1%, 2/01/24		436,000	450,276
LYB International Finance B.V., 4%, 7/15/23		336,000	348,087
LyondellBasell Industries N.V., 5%, 4/15/19		597,000	669,231

			$2,655,032
Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 11/15/17		$251,000	$252,253
Siemens Financieringsmaat N.V., 5.25%, 9/14/66	EUR	300,000	449,327
Siemens Financieringsmaat N.V., 6.125%, 9/14/66	GBP	150,000	272,888

			$974,468
Consumer Products - 0.2%
Henkel AG & Co. KgaA, 5.375%, 11/25/04	EUR	300,000	$440,775
Newell Rubbermaid, Inc., 4.7%, 8/15/20		$730,000	779,774
Prosegur Cia de Seguridad S.A., 2.75%, 4/02/18	EUR	400,000	579,030
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$731,000	733,711

			$2,533,290
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/22	GBP	350,000	$607,621

Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$522,000	$519,255

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 0.2%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		$677,000	$672,769
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)		271,000	277,590
Empresa Nacional del Petroleo, 6.25%, 7/08/19		265,000	297,464
Pemex Project Funding Master Trust, 5.75%, 3/01/18		523,000	581,184
Petroleos Mexicanos, 5.5%, 1/21/21		232,000	254,040

			$2,083,047
Emerging Market Sovereign - 0.8%
Brazil Notas do Tesouro Nacional, 10%, 1/01/23	BRL	16,192,000	$6,359,903
Republic of Colombia, 6.125%, 1/18/41		$613,000	698,820
Republic of Peru, 7.35%, 7/21/25		700,000	917,000
United Mexican States, 8.5%, 5/31/29	MXN	27,890,000	2,474,472

			$10,450,195
Energy - Independent - 0.1%
Canadian Natural Resources Ltd., 3.8%, 4/15/24		$528,000	$538,171
EOG Resources, Inc., 2.625%, 3/15/23		269,000	256,586

			$794,757
Energy - Integrated - 0.1%
BG Energy Capital PLC, 6.5%, 11/30/72	EUR	350,000	$545,055
Eni S.p.A., 4%, 6/29/20	EUR	300,000	471,868
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	608,077

			$1,625,000
Financial Institutions - 0.1%
General Electric Capital Corp., 3.1%, 1/09/23		$989,000	$978,739
International Lease Finance Corp., 7.125%, 9/01/18 (n)		569,000	660,040

			$1,638,779
Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20		$1,008,000	$1,160,852
Coca-Cola Co., 4.25%, 11/16/16	EUR	350,000	523,958
Conagra Foods, Inc., 3.2%, 1/25/23		$729,000	703,189
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)		629,000	651,896
Tyson Foods, Inc., 6.6%, 4/01/16		1,200,000	1,320,064
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		277,000	281,417

			$4,641,376
Food & Drug Stores - 0.0%
CVS Caremark Corp., 5.75%, 6/01/17		$305,000	$345,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$793,000	$902,925
Packaging Corp. of America, 3.9%, 6/15/22		483,000	489,284

			$1,392,209
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18		$500,000	$504,443
Wyndham Worldwide Corp., 5.625%, 3/01/21		350,000	383,693

			$888,136
Insurance - 0.4%
American International Group, Inc., 4.875%, 6/01/22		$226,000	$251,416
American International Group, Inc., 4.875%, 3/15/67	EUR	600,000	855,301
Assicurazioni Generali S.p.A., 7.75%, 12/12/42	EUR	200,000	347,184
Aviva PLC, FRN, 5.7%, 9/29/49	EUR	930,000	1,339,432
CNP Assurances S.A., 6% to 2020, FRN to 9/14/40	EUR	450,000	706,955
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	450,000	830,893
UnumProvident Corp., 6.85%, 11/15/15 (n)		$1,367,000	1,481,646

			$5,812,827
Insurance - Property & Casualty - 0.5%
Amlin PLC, 6.5%, 12/19/26	GBP	200,000	$354,564
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		$1,440,000	1,483,226
AXIS Specialty Finance LLC, 2.65%, 4/01/19		86,000	86,389
Berkshire Hathaway, Inc., 4.5%, 2/11/43		490,000	493,075
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		730,000	810,300
Clerical Medical Finance PLC, 4.25%, 6/24/49	EUR	500,000	701,694
CNA Financial Corp., 3.95%, 5/15/24		$306,000	312,297
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		293,000	297,724
QBE Capital Funding IV LP, 7.5% to 2021, FRN to 5/24/41	GBP	300,000	562,523
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$1,259,000	1,353,425

			$6,455,217
International Market Quasi-Sovereign - 0.4%
Caisse D’amortissement de la Dette Sociale, 1%, 5/25/18	EUR	400,000	$560,948
Electricite de France, 5.25% to 1/29/13, FRN to 12/29/49 (n)		$810,000	826,605
Electricite de France, 6% to 2026, FRN to 12/29/49	GBP	300,000	529,617
ESB Finance Ltd., 4.375%, 11/21/19	EUR	400,000	632,127
Statoil A.S.A., 4.25%, 11/23/41		$660,000	657,788
Statoil A.S.A., FRN, 0.514%, 5/15/18		477,000	477,197
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		1,450,000	1,346,183

			$5,030,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 18.2%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	1,941,000	$2,786,881
Federal Republic of Germany, 3.25%, 7/04/21	EUR	3,231,000	5,184,716
Federal Republic of Germany, 6.25%, 1/04/30	EUR	4,191,000	9,056,484
Government of Australia, 5.75%, 5/15/21	AUD	11,186,000	11,747,091
Government of Canada, 4.5%, 6/01/15	CAD	4,984,000	4,718,396
Government of Canada, 4.25%, 6/01/18	CAD	13,092,000	13,260,301
Government of Canada, 3.25%, 6/01/21	CAD	8,191,000	8,087,496
Government of Canada, 5.75%, 6/01/33	CAD	2,272,000	2,961,695
Government of Japan, 1.1%, 6/20/20	JPY	2,782,400,000	28,576,406
Government of Japan, 2.1%, 9/20/24	JPY	1,723,350,000	19,283,365
Government of Japan, 2.2%, 9/20/27	JPY	850,700,000	9,673,957
Government of Japan, 2.4%, 3/20/37	JPY	325,150,000	3,658,412
Government of Japan, 2%, 3/20/52	JPY	127,000,000	1,317,046
Kingdom of Belgium, 4%, 3/28/32	EUR	578,000	945,651
Kingdom of Belgium, 4.25%, 9/28/21	EUR	5,416,000	8,973,152
Kingdom of Norway, 3.75%, 5/25/21	NOK	7,983,000	1,454,052
Kingdom of Spain, 5.4%, 1/31/23	EUR	4,179,000	6,949,804
Kingdom of Spain, 5.5%, 7/30/17	EUR	3,857,000	6,086,131
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,313,000	6,839,110
Kingdom of Sweden, 5%, 12/01/20	SEK	19,340,000	3,606,522
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	4,059,000	6,462,494
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	1,035,000	2,017,384
Republic of Austria, 4.65%, 1/15/18	EUR	2,195,000	3,506,282
Republic of Austria, 1.75%, 10/20/23	EUR	2,026,000	2,817,708
Republic of France, 2.5%, 10/25/20	EUR	2,381,000	3,574,757
Republic of France, 6%, 10/25/25	EUR	2,350,000	4,547,963
Republic of France, 4.75%, 4/25/35	EUR	2,910,000	5,327,191
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,826,000	2,967,300
Republic of Ireland, 4.5%, 4/18/20	EUR	4,879,000	7,826,315
Republic of Ireland, 5.4%, 3/13/25	EUR	3,141,000	5,313,869
Republic of Italy, 5.25%, 8/01/17	EUR	7,852,000	12,269,296
Republic of Italy, 3.75%, 3/01/21	EUR	11,534,000	17,401,651
United Kingdom Treasury, 5%, 3/07/18	GBP	3,229,000	6,166,199
United Kingdom Treasury, 8%, 6/07/21	GBP	2,024,000	4,705,925
United Kingdom Treasury, 4.25%, 12/07/27	GBP	189,000	362,468
United Kingdom Treasury, 4.25%, 3/07/36	GBP	1,761,000	3,378,268

			$243,811,738
Major Banks - 1.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$865,000	$928,967
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	300,000	523,677
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$1,000,000	1,038,063
Bank of America Corp., 4.125%, 1/22/24		1,184,000	1,200,741

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Bank of America Corp., 4.875%, 4/01/44		$449,000	$456,401
Barclays Bank PLC, 6%, 1/14/21	EUR	617,000	1,015,304
Barclays Bank PLC, 6.75%, 1/16/23	GBP	250,000	465,438
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	300,000	433,407
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	411,281
Credit Agricole S.A., 7.875%, 10/29/49	EUR	400,000	656,217
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$820,000	915,358
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,181,000	1,347,510
HSBC Bank PLC, FRN, 0.864%, 5/15/18 (n)		1,116,000	1,124,433
HSBC USA, Inc., 4.875%, 8/24/20		1,000,000	1,099,031
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	415,808
ING Bank N.V., 5.8%, 9/25/23 (n)		$630,000	690,719
ING Bank N.V., FRN, 1.635%, 6/09/14 (n)		1,260,000	1,261,835
JPMorgan Chase & Co., 4.25%, 10/15/20		1,190,000	1,279,401
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 8/29/49		515,000	545,900
Morgan Stanley, 7.3%, 5/13/19		980,000	1,188,125
Morgan Stanley, 5.5%, 7/28/21		490,000	554,515
Nordea Bank AB, FRN, 0.684%, 5/13/16 (n)		2,050,000	2,061,173
PNC Bank N.A., 3.8%, 7/25/23		600,000	610,304
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		640,000	705,600
Regions Financial Corp., 2%, 5/15/18		602,000	595,074
Royal Bank of Scotland PLC, 5.5%, 3/23/20	EUR	300,000	497,938
Royal Bank of Scotland PLC, 6.934%, 4/09/18	EUR	400,000	636,270
Societe Generale S.A., 4.25%, 7/13/22	EUR	300,000	488,737
Wells Fargo & Co., 2.1%, 5/08/17		$1,290,000	1,322,523
Wells Fargo & Co., 5.375%, 11/02/43		201,000	216,446
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49		650,000	665,665

			$25,351,861
Medical & Health Technology & Services - 0.1%
Express Scripts Holding Co., 2.65%, 2/15/17		$1,390,000	$1,442,042

Metals & Mining - 0.4%
Barrick Gold Corp., 4.1%, 5/01/23		$499,000	$485,896
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		705,000	775,549
Cameco Corp., 5.67%, 9/02/19	CAD	520,000	534,276
Glencore Finance Europe, 6.5%, 2/27/19	GBP	200,000	385,387
Kinross Gold Corp., 5.95%, 3/15/24 (n)		$278,000	281,479
Plains Exploration & Production Co., 6.875%, 2/15/23		1,050,000	1,176,000
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22		500,000	504,877
Rio Tinto Finance PLC, 2%, 5/11/20	EUR	300,000	425,810
Southern Copper Corp., 6.75%, 4/16/40		$559,000	594,585
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	300,000	464,751

			$5,628,610

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - 3.1%
Fannie Mae, 5.5%, 2/01/15 - 1/01/37		$354,190	$368,825
Fannie Mae, 4.78%, 8/01/15		319,688	329,418
Fannie Mae, 4.856%, 8/01/15		253,033	260,611
Fannie Mae, 5.432%, 2/01/16		265,466	282,833
Fannie Mae, 5.09%, 12/01/16		355,704	388,036
Fannie Mae, 5.012%, 1/01/17		124,673	127,100
Fannie Mae, 5.05%, 1/01/17		310,270	333,305
Fannie Mae, 5.204%, 1/01/18		527,686	561,823
Fannie Mae, 3.849%, 7/01/18		385,570	415,843
Fannie Mae, 2.578%, 9/25/18		900,000	930,143
Fannie Mae, 5.1%, 3/01/19		323,333	352,364
Fannie Mae, 5.18%, 3/01/19		323,680	353,440
Fannie Mae, 5%, 12/01/20 - 8/01/40		4,225,886	4,661,736
Fannie Mae, 4.5%, 3/01/25 - 3/01/34		1,524,750	1,639,856
Fannie Mae, 6%, 9/01/37 - 6/01/38		738,869	826,941
Fannie Mae, 4%, 2/01/41		1,378,171	1,444,654
Fannie Mae, 3.5%, 5/01/43		3,638,375	3,701,930
Fannie Mae, TBA, 4.5%, 8/01/44		1,200,000	1,288,313
Freddie Mac, 1.426%, 8/25/17		927,000	933,990
Freddie Mac, 3.882%, 11/25/17		733,000	789,332
Freddie Mac, 2.412%, 8/25/18		802,000	823,463
Freddie Mac, 5.085%, 3/25/19		589,000	665,533
Freddie Mac, 1.883%, 5/25/19		1,250,000	1,243,535
Freddie Mac, 3.32%, 7/25/20		434,356	458,086
Freddie Mac, 5.5%, 7/01/37		281,125	311,259
Freddie Mac, 4.5%, 5/01/40		3,636,066	3,907,600
Freddie Mac, TBA, 4%, 5/01/44		5,180,000	5,419,778
Ginnie Mae, 5%, 5/15/40		1,169,911	1,289,208
Ginnie Mae, 3.5%, 6/20/43		3,380,172	3,483,315
Ginnie Mae, TBA, 4%, 5/01/44		3,338,000	3,532,543

			$41,124,813
Natural Gas - Distribution - 0.1%
Gas Natural Fenosa, 3.875%, 1/17/23	EUR	400,000	$622,447
GDF SUEZ, 5%, 10/01/60	GBP	250,000	454,737

			$1,077,184
Natural Gas - Pipeline - 0.4%
Enbridge, Inc., 3.19%, 12/05/22	CAD	600,000	$538,744
Energy Transfer Partners LP, 4.65%, 6/01/21		$482,000	514,031
Energy Transfer Partners LP, 3.6%, 2/01/23		399,000	387,949
Enterprise Products Operating LLC, 3.9%, 2/15/24		346,000	349,906
Spectra Energy Partners LP, 4.75%, 3/15/24		1,158,000	1,239,355

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Sunoco Logistics Partners LP, 5.3%, 4/01/44		$571,000	$592,659
Trans-Canada Pipelines Ltd., 5.1%, 1/11/17	CAD	520,000	515,545
Williams Cos., Inc., 3.7%, 1/15/23		$861,000	794,985
Williams Partners LP, 5.4%, 3/04/44		408,000	429,815

			$5,362,989
Network & Telecom - 0.4%
AT&T, Inc., 1.4%, 12/01/17		$672,000	$669,355
British Telecommunications PLC, 5.75%, 12/07/28	GBP	330,000	639,122
Deutsche Telekom I, 4.875%, 4/22/25	EUR	300,000	504,037
Telefonica Emisiones S.A.U., 3.987%, 1/23/23	EUR	500,000	772,841
Verizon Communications, Inc., 5.15%, 9/15/23		$478,000	526,917
Verizon Communications, Inc., 6.4%, 9/15/33		725,000	874,198
Verizon Communications, Inc., 5.05%, 3/15/34		395,000	414,235
Verizon Communications, Inc., 6.55%, 9/15/43		525,000	647,584

			$5,048,289
Other Banks & Diversified Financials - 0.9%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$840,000	$879,480
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	300,000	426,974
BB&T Corp., 3.95%, 4/29/16		$1,290,000	1,370,106
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		901,000	1,004,615
Caixabank S.A., 3.25%, 1/22/16	EUR	400,000	575,665
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$900,000	888,999
Citigroup, Inc., 6.125%, 5/15/18		386,000	444,562
Discover Bank, 7%, 4/15/20		1,065,000	1,274,149
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	300,000	444,436
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	300,000	539,758
KBC Ifima N.V., 4.5%, 3/27/17	EUR	300,000	457,742
Lloyds TSB Bank PLC, 6.5%, 3/24/20	EUR	350,000	585,466
Macquarie Group Ltd., 3%, 12/03/18 (n)		$418,000	424,312
Rabobank Nederland N.V., 4%, 9/19/22	GBP	250,000	442,188
Santander Financial Issuances Ltd., 4.5%, 9/30/19	EUR	300,000	409,962
Svenska Handelsbanken AB, FRN, 0.684%, 3/21/16		$1,210,000	1,215,739
Swedbank AB, 2.125%, 9/29/17 (n)		204,000	207,302
Swedbank AB, 1.75%, 3/12/18 (n)		728,000	722,693
U.S. Bancorp, 2.95%, 7/15/22		196,000	189,763

			$12,503,911
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 3.3%, 12/15/22		$483,000	$468,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - 0.3%
AbbVie, Inc., 1.2%, 11/06/15		$1,670,000	$1,683,757
Celgene Corp., 1.9%, 8/15/17		483,000	489,875
Gilead Sciences, Inc., 3.7%, 4/01/24		988,000	1,002,606
Mylan, Inc., 2.55%, 3/28/19		216,000	216,684
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		602,000	573,307
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		531,000	535,580

			$4,501,809
Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24		$670,000	$712,680
Wolters Kluwer N.V., 6.375%, 4/10/18	EUR	300,000	495,942

			$1,208,622
Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 3/15/44		$969,000	$907,037

Real Estate - 0.2%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20		$102,000	$105,905
Boston Properties, Inc., REIT, 3.125%, 9/01/23		669,000	642,578
ERP Operating LP, REIT, 3%, 4/15/23		77,000	73,620
Hammerson PLC, 2.75%, 9/26/19	EUR	300,000	437,411
Hammerson PLC, 6%, 2/23/26	GBP	220,000	435,578
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$640,000	745,273
WEA Finance LLC/WT Finance Australia, 3.375%, 10/03/22 (n)		309,000	312,043

			$2,752,408
Retailers - 0.3%
Cencosud S.A., 5.5%, 1/20/21		$586,000	$609,322
Dollar General Corp., 4.125%, 7/15/17		500,000	534,255
Gap, Inc., 5.95%, 4/12/21		738,000	839,823
Home Depot, Inc., 5.95%, 4/01/41		678,000	834,035
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	300,000	515,465
Wal-Mart Stores, Inc., 4.3%, 4/22/44		$459,000	456,642

			$3,789,542
Specialty Chemicals - 0.1%
Ecolab, Inc., 3%, 12/08/16		$500,000	$525,673
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		384,000	389,280

			$914,953
Specialty Stores - 0.1%
Advance Auto Parts, Inc., 4.5%, 12/01/23		$394,000	$412,719
Canadian Tire Corp. Ltd., 4.95%, 6/01/15	CAD	535,000	505,313

			$918,032

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	300,000	$444,648
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	200,000	311,291

			$755,939
Supranational - 0.1%
European Investment Bank, 4.25%, 4/15/19	EUR	450,000	$726,463

Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	500,000	$823,115
American Tower Corp., REIT, 4.7%, 3/15/22		$167,000	175,297
American Tower Corp., REIT, 3.5%, 1/31/23		502,000	482,630
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		615,000	711,811
Rogers Communications, Inc., 5%, 3/15/44		344,000	352,033

			$2,544,886
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/20	CAD	520,000	$527,506

Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$960,000	$913,696
Imperial Tobacco Group PLC, 5.5%, 9/28/26	GBP	350,000	657,495
Lorillard Tobacco Co., 8.125%, 6/23/19		$592,000	735,936
Philip Morris International, Inc., 2.875%, 3/03/26	EUR	400,000	564,163

			$2,871,290
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$192,000	$198,021
ERAC USA Finance Co., 7%, 10/15/37 (n)		627,000	811,330
Hit Finance B.V., 4.875%, 10/27/21	EUR	300,000	495,165

			$1,504,516
U.S. Government Agencies and Equivalents - 0.3%
Aid-Egypt, 4.45%, 9/15/15		$1,113,000	$1,175,241
Small Business Administration, 5.09%, 10/01/25		67,938	73,394
Small Business Administration, 5.21%, 1/01/26		952,193	1,027,897
Small Business Administration, 5.31%, 5/01/27		567,666	625,728
Small Business Administration, 2.22%, 3/01/33		1,225,884	1,157,330

			$4,059,590
U.S. Treasury Obligations - 1.9%
U.S. Treasury Bonds, 4.5%, 8/15/39		$5,454,600	$6,519,949
U.S. Treasury Notes, 4.75%, 8/15/17 (f)		3,896,000	4,367,174
U.S. Treasury Notes, 3.5%, 5/15/20		220,000	239,250
U.S. Treasury Notes, 2.75%, 2/15/24		14,120,000	14,243,550

			$25,369,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - 0.4%
CMS Energy Corp., 5.05%, 3/15/22		$631,000	$710,249
E.On International Finance, 6.375%, 6/07/32	GBP	250,000	514,617
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$462,000	462,819
Enel Finance International N.V., 4.875%, 3/11/20	EUR	350,000	565,352
Enel S.p.A., 6.25%, 6/20/19	GBP	300,000	581,149
NGG Finance PLC, 5.625%, 6/18/73	GBP	300,000	522,779
PPL Capital Funding, Inc., 5%, 3/15/44		$331,000	346,790
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		189,000	208,366
Progress Energy, Inc., 7.05%, 3/15/19		460,000	556,852
Red Electrica Finance S.A., 3.5%, 10/07/16	EUR	300,000	442,078
Red Electrica Finance S.A., 4.75%, 2/16/18	EUR	300,000	470,532

			$5,381,583
Total Bonds (Identified Cost, $463,235,772)			$478,672,033

Money Market Funds - 5.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)		68,761,778	$68,761,778

Collateral for Securities Loaned - 2.4%
JPMorgan Prime Money Market Fund, 0.06%, at Cost and Net Asset Value (j)		31,912,385	$31,912,385
Total Investments (Identified Cost, $1,106,420,419)			$1,369,542,156

Other Assets, Less Liabilities - (2.4)%			(32,465,910)
Net Assets - 100.0%			$1,337,076,246

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,021,136 representing 2.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

Portfolio of Investments (unaudited) – continued

The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	$14,592	$15,363
Tencent Holdings Ltd., 3.375%, 5/02/19	4/22/14	280,705	282,467
Total Restricted Securities			$297,830
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	48,000	7/11/14	$44,259	$44,372	$113
SELL	BRL	Deutsche Bank AG	614,000	6/03/14	272,949	272,542	407
BUY	CAD	Deutsche Bank AG	146,000	7/11/14	132,309	132,980	671
BUY	CZK	Citibank N.A.	12,895,000	7/11/14	648,329	651,867	3,538
BUY	DKK	Barclays Bank PLC	4,385,074	7/11/14	810,901	815,330	4,429
BUY	DKK	UBS AG	4,385,074	7/11/14	810,983	815,330	4,347
BUY	EUR	Credit Suisse Group	415,780	7/11/14	574,979	576,737	1,758
BUY	EUR	Deutsche Bank AG	748,000	7/11/14	1,033,337	1,037,567	4,230
BUY	EUR	Goldman Sachs International	843,607	7/11/14	1,165,676	1,170,185	4,509
BUY	GBP	Credit Suisse Group	1,777,809	7/11/14	2,973,794	2,999,981	26,187
BUY	GBP	Goldman Sachs International	460,000	7/11/14	770,077	776,232	6,155
BUY	GBP	Merrill Lynch International Bank	1,777,809	7/11/14	2,974,025	2,999,981	25,956
BUY	ILS	JPMorgan Chase Bank	1,848,000	5/12/14	521,715	533,962	12,247
BUY	INR	Barclays Bank PLC	606,947,000	5/07/14-5/12/14	10,001,323	10,049,355	48,032
BUY	JPY	Barclays Bank PLC	158,080,000	7/11/14	1,524,584	1,546,897	22,313
BUY	JPY	Credit Suisse Group	105,368,000	7/11/14	1,027,571	1,031,082	3,511
SELL	JPY	Goldman Sachs International	133,161,901	7/11/14	1,305,113	1,303,060	2,053
BUY	KRW	JPMorgan Chase Bank	5,428,815,000	5/21/14	5,052,646	5,248,014	195,368
BUY	MYR	Deutsche Bank AG	3,199,863	5/20/14	965,909	978,599	12,690

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/14 – continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	NOK	Deutsche Bank AG	30,391,000	7/11/14	$5,051,947	$5,097,681	$45,734
SELL	PHP	Barclays Bank PLC	227,693,000	6/02/14	5,117,272	5,104,993	12,279
BUY	THB	JPMorgan Chase Bank	37,630,750	5/06/14	1,156,801	1,162,694	5,893

							$442,420

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	5,314,347	7/11/14	$4,891,590	$4,912,626	$(21,036)
SELL	BRL	UBS AG	14,082,812	6/03/14	6,113,658	6,251,072	(137,414)
SELL	CAD	Goldman Sachs International	2,678,000	7/11/14	2,433,924	2,439,173	(5,249)
SELL	CAD	Merrill Lynch International Bank	11,889,707	7/11/14	10,793,713	10,829,368	(35,655)
SELL	CAD	UBS AG	6,061,104	7/11/14	5,509,744	5,520,568	(10,824)
BUY	CHF	Credit Suisse Group	58,000	7/11/14	65,957	65,940	(17)
SELL	CHF	Credit Suisse Group	374,000	7/11/14	423,386	425,199	(1,813)
SELL	CHF	Deutsche Bank AG	374,000	7/11/14	423,424	425,199	(1,775)
BUY	EUR	Barclays Bank PLC	8,500,114	6/18/14	11,836,596	11,791,229	(45,367)
SELL	EUR	Citibank N.A.	933,668	7/11/14	1,294,794	1,295,111	(317)
SELL	EUR	Credit Suisse Group	10,047,525	7/11/14	13,869,453	13,937,140	(67,687)
SELL	EUR	Deutsche Bank AG	7,392,165	7/11/14	10,144,421	10,253,832	(109,411)
SELL	EUR	Goldman Sachs International	1,059,540	7/11/14	1,463,417	1,469,711	(6,294)
BUY	JPY	Deutsche Bank AG	1,152,974,425	7/11/14	11,317,052	11,282,469	(34,583)
BUY	JPY	Goldman Sachs International	1,152,974,425	7/11/14	11,318,207	11,282,468	(35,739)
BUY	MXN	Deutsche Bank AG	27,686,000	5/21/14	2,116,327	2,112,872	(3,455)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/14 – continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	MXN	Barclays Bank PLC	38,657,258	5/21/14	$2,888,535	$2,950,150	$(61,615)
SELL	NOK	Goldman Sachs International	4,160,754	7/11/14	694,252	697,910	(3,658)
BUY	NZD	Barclays Bank PLC	1,023,432	7/11/14	878,363	877,121	(1,242)
BUY	PHP	Barclays Bank PLC	227,693,000	5/05/14	5,120,148	5,107,318	(12,830)
SELL	PHP	Barclays Bank PLC	227,693,000	5/05/14	5,041,918	5,107,319	(65,401)
BUY	PLN	JPMorgan Chase Bank	3,747,803	5/12/14	1,239,804	1,237,060	(2,744)
SELL	SEK	Goldman Sachs International	3,642,077	7/11/14	556,229	559,447	(3,218)
BUY	SGD	Citibank N.A.	906,000	7/11/14	723,239	722,670	(569)
BUY	ZAR	JPMorgan Chase Bank	11,998,933	6/10/14	1,139,989	1,133,196	(6,793)

							$(674,706)

Futures Contracts Outstanding at 4/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
US Treasury Note 10 yr (Short)	USD	36	$4,479,188	June - 2014	$(739)

At April 30, 2014, the fund had liquid securities with an aggregate value of $54,926 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,037,658,641)	$1,300,780,378
Underlying affiliated funds, at cost and value	68,761,778
Total investments, at value, including $30,595,731 of securities on loan (identified cost, $1,106,420,419)	$1,369,542,156
Cash	280,706
Receivables for
Forward foreign currency exchange contracts	442,420
Investments sold	3,598,915
Fund shares sold	3,869,695
Interest and dividends	8,149,437
Other assets	5,056
Total assets	$1,385,888,385
Liabilities
Payables for
Forward foreign currency exchange contracts	$674,706
Daily variation margin on open futures contracts	15,187
Investments purchased	4,365,827
TBA purchase commitments	10,135,301
Fund shares reacquired	923,815
Collateral for securities loaned, at value	31,912,385
Payable to affiliates
Investment adviser	51,616
Shareholder servicing costs	610,389
Distribution and service fees	29,768
Payable for independent Trustees’ compensation	9,137
Accrued expenses and other liabilities	84,008
Total liabilities	$48,812,139
Net assets	$1,337,076,246
Net assets consist of
Paid-in capital	$1,076,261,453
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	262,964,825
Accumulated distributions in excess of net realized gain on investments and foreign currency	(8,745,350)
Undistributed net investment income	6,595,318
Net assets	$1,337,076,246
Shares of beneficial interest outstanding	79,439,442

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$740,890,421	44,113,063	$16.80
Class B	67,718,048	3,937,541	17.20
Class C	281,432,523	16,564,417	16.99
Class I	143,139,035	8,598,207	16.65
Class R1	3,631,380	214,552	16.93
Class R2	10,760,657	645,326	16.67
Class R3	13,331,408	796,182	16.74
Class R4	9,009,353	535,835	16.81
Class R5	67,163,421	4,034,319	16.65

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.82 [100 / 94.25 x $16.80]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$16,969,644
Interest	6,804,046
Dividends from underlying affiliated funds	25,304
Foreign taxes withheld	(606,533)
Total investment income	$23,192,461
Expenses
Management fee	$5,176,405
Distribution and service fees	2,543,092
Shareholder servicing costs	617,260
Administrative services fee	76,867
Independent Trustees’ compensation	10,961
Custodian fee	111,433
Shareholder communications	36,958
Audit and tax fees	35,796
Legal fees	5,111
Miscellaneous	103,871
Total expenses	$8,717,754
Fees paid indirectly	(74)
Reduction of expenses by investment adviser and distributor	(421,803)
Net expenses	$8,295,877
Net investment income	$14,896,584
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$7,438,959
Futures contracts	(111,820)
Foreign currency	911,036
Net realized gain (loss) on investments and foreign currency	$8,238,175
Change in unrealized appreciation (depreciation)
Investments	$31,861,938
Futures contracts	115,262
Translation of assets and liabilities in foreign currencies	(434,821)
Net unrealized gain (loss) on investments and foreign currency translation	$31,542,379
Net realized and unrealized gain (loss) on investments and foreign currency	$39,780,554
Change in net assets from operations	$54,677,138

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/14 (unaudited)	Year ended 10/31/13
From operations
Net investment income	$14,896,584	$14,466,285
Net realized gain (loss) on investments and foreign currency	8,238,175	9,109,431
Net unrealized gain (loss) on investments and foreign currency translation	31,542,379	117,662,145
Change in net assets from operations	$54,677,138	$141,237,861
Distributions declared to shareholders
From net investment income	$(12,100,914)	$(12,740,259)
From net realized gain on investments	(5,029,471)	—
Total distributions declared to shareholders	$(17,130,385)	$(12,740,259)
Change in net assets from fund share transactions	$127,756,769	$151,346,862
Total change in net assets	$165,303,522	$279,844,464
Net assets
At beginning of period	1,171,772,724	891,928,260
At end of period (including undistributed net investment income of $6,595,318 and $3,799,648, respectively)	$1,337,076,246	$1,171,772,724

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.32		$14.39	$13.52	$13.31	$12.49	$11.23
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.24	$0.25	$0.26	$0.22	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		1.91	0.92	0.35	0.85	1.53
Total from investment operations	$0.73		$2.15	$1.17	$0.61	$1.07	$1.73
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.22)	$(0.30)	$(0.40)	$(0.25)	$(0.37)
From net realized gain on investments	(0.07)		—	—	—	—	(0.10)
Total distributions declared to shareholders	$(0.25)		$(0.22)	$(0.30)	$(0.40)	$(0.25)	$(0.47)
Net asset value, end of period (x)	$16.80		$16.32	$14.39	$13.52	$13.31	$12.49
Total return (%) (r)(s)(t)(x)	4.50	(n)	15.13	8.81	4.69	8.71	16.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.28	1.30	1.30	1.33	1.39
Expenses after expense reductions (f)	1.19	(a)	1.22	1.25	1.25	1.25	1.27
Net investment income	2.57	(a)	1.60	1.80	1.89	1.71	1.77
Portfolio turnover	11	(n)	40	30	46	66	75
Net assets at end of period (000 omitted)	$740,890		$657,312	$509,475	$477,216	$466,793	$434,536

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.70		$14.73	$13.83	$13.60	$12.76	$11.46
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.13	$0.15	$0.16	$0.12	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.53		1.95	0.94	0.36	0.88	1.57
Total from investment operations	$0.68		$2.08	$1.09	$0.52	$1.00	$1.69
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.19)	$(0.29)	$(0.16)	$(0.29)
From net realized gain on investments	(0.07)		—	—	—	—	(0.10)
Total distributions declared to shareholders	$(0.18)		$(0.11)	$(0.19)	$(0.29)	$(0.16)	$(0.39)
Net asset value, end of period (x)	$17.20		$16.70	$14.73	$13.83	$13.60	$12.76
Total return (%) (r)(s)(t)(x)	4.12	(n)	14.20	8.01	3.94	7.86	15.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	2.03	2.05	2.05	2.08	2.11
Expenses after expense reductions (f)	1.94	(a)	1.97	2.00	2.00	2.00	1.98
Net investment income	1.79	(a)	0.86	1.05	1.14	0.96	1.05
Portfolio turnover	11	(n)	40	30	46	66	75
Net assets at end of period (000 omitted)	$67,718		$64,457	$59,468	$56,479	$54,548	$53,054

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.50		$14.56	$13.67	$13.45	$12.62	$11.35
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.13	$0.15	$0.16	$0.12	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.53		1.92	0.93	0.36	0.87	1.54
Total from investment operations	$0.68		$2.05	$1.08	$0.52	$0.99	$1.66
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.11)	$(0.19)	$(0.30)	$(0.16)	$(0.29)
From net realized gain on investments	(0.07)		—	—	—	—	(0.10)
Total distributions declared to shareholders	$(0.19)		$(0.11)	$(0.19)	$(0.30)	$(0.16)	$(0.39)
Net asset value, end of period (x)	$16.99		$16.50	$14.56	$13.67	$13.45	$12.62
Total return (%) (r)(s)(t)(x)	4.13	(n)	14.19	8.05	3.92	7.88	15.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	2.03	2.05	2.05	2.08	2.11
Expenses after expense reductions (f)	1.94	(a)	1.97	2.00	2.00	2.00	1.99
Net investment income	1.83	(a)	0.85	1.05	1.14	0.96	1.04
Portfolio turnover	11	(n)	40	30	46	66	75
Net assets at end of period (000 omitted)	$281,433		$245,944	$186,974	$171,596	$170,189	$155,007

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.17		$14.27	$13.41	$13.20	$12.39	$11.16
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.28	$0.27	$0.29	$0.25	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		1.88	0.92	0.35	0.85	1.54
Total from investment operations	$0.75		$2.16	$1.19	$0.64	$1.10	$1.74
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.26)	$(0.33)	$(0.43)	$(0.29)	$(0.41)
From net realized gain on investments	(0.07)		—	—	—	—	(0.10)
Total distributions declared to shareholders	$(0.27)		$(0.26)	$(0.33)	$(0.43)	$(0.29)	$(0.51)
Net asset value, end of period (x)	$16.65		$16.17	$14.27	$13.41	$13.20	$12.39
Total return (%) (r)(s)(x)	4.67	(n)	15.33	9.08	5.00	8.97	16.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.03	1.06	1.05	1.08	1.09
Expenses after expense reductions (f)	0.94	(a)	0.97	1.00	1.00	1.00	0.99
Net investment income	2.90	(a)	1.84	2.00	2.17	1.97	1.76
Portfolio turnover	11	(n)	40	30	46	66	75
Net assets at end of period (000 omitted)	$143,139		$108,175	$67,970	$26,765	$13,801	$15,697

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.44		$14.50	$13.62	$13.40	$12.58	$11.32
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.13	$0.15	$0.15	$0.12	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		1.92	0.92	0.37	0.86	1.54
Total from investment operations	$0.67		$2.05	$1.07	$0.52	$0.98	$1.66
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.19)	$(0.30)	$(0.16)	$(0.30)
From net realized gain on investments	(0.07)		—	—	—	—	(0.10)
Total distributions declared to shareholders	$(0.18)		$(0.11)	$(0.19)	$(0.30)	$(0.16)	$(0.40)
Net asset value, end of period (x)	$16.93		$16.44	$14.50	$13.62	$13.40	$12.58
Total return (%) (r)(s)(x)	4.13	(n)	14.26	8.01	3.95	7.83	15.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	2.03	2.05	2.05	2.08	2.10
Expenses after expense reductions (f)	1.94	(a)	1.97	2.00	2.00	2.00	1.99
Net investment income	1.80	(a)	0.87	1.05	1.13	0.97	1.02
Portfolio turnover	11	(n)	40	30	46	66	75
Net assets at end of period (000 omitted)	$3,631		$3,613	$3,124	$3,126	$3,042	$2,460

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R2			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$16.20		$14.29	$13.43	$13.22	$12.41	$11.17
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.21	$0.21	$0.22	$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		1.88	0.92	0.36	0.84	1.51
Total from investment operations	$0.70		$2.09	$1.13	$0.58	$1.03	$1.69
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.18)	$(0.27)	$(0.37)	$(0.22)	$(0.35)
From net realized gain on investments	(0.07)		—	—	—	—	(0.10)
Total distributions declared to shareholders	$(0.23)		$(0.18)	$(0.27)	$(0.37)	$(0.22)	$(0.45)
Net asset value, end of period (x)	$16.67		$16.20	$14.29	$13.43	$13.22	$12.41
Total return (%) (r)(s)(x)	4.34	(n)	14.79	8.55	4.46	8.39	15.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.53	1.56	1.55	1.58	1.61
Expenses after expense reductions (f)	1.44	(a)	1.47	1.50	1.50	1.50	1.49
Net investment income	2.26	(a)	1.38	1.54	1.64	1.48	1.57
Portfolio turnover	11	(n)	40	30	46	66	75
Net assets at end of period (000 omitted)	$10,761		$10,528	$8,438	$5,687	$4,738	$5,459

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.27		$14.35	$13.48	$13.27	$12.46	$11.21
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.24	$0.24	$0.25	$0.21	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		1.90	0.93	0.36	0.85	1.53
Total from investment operations	$0.72		$2.14	$1.17	$0.61	$1.06	$1.73
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.22)	$(0.30)	$(0.40)	$(0.25)	$(0.38)
From net realized gain on investments	(0.07)		—	—	—	—	(0.10)
Total distributions declared to shareholders	$(0.25)		$(0.22)	$(0.30)	$(0.40)	$(0.25)	$(0.48)
Net asset value, end of period (x)	$16.74		$16.27	$14.35	$13.48	$13.27	$12.46
Total return (%) (r)(s)(x)	4.45	(n)	15.10	8.84	4.72	8.65	16.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.28	1.31	1.30	1.33	1.36
Expenses after expense reductions (f)	1.19	(a)	1.22	1.25	1.25	1.25	1.24
Net investment income	2.54	(a)	1.59	1.77	1.87	1.70	1.78
Portfolio turnover	11	(n)	40	30	46	66	75
Net assets at end of period (000 omitted)	$13,331		$12,423	$9,575	$6,308	$5,223	$4,593

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.33		$14.41	$13.52	$13.30	$12.49	$11.24
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.27	$0.30	$0.29	$0.25	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		1.91	0.90	0.36	0.85	1.53
Total from investment operations	$0.75		$2.18	$1.20	$0.65	$1.10	$1.76
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.26)	$(0.31)	$(0.43)	$(0.29)	$(0.41)
From net realized gain on investments	(0.07)		—	—	—	—	(0.10)
Total distributions declared to shareholders	$(0.27)		$(0.26)	$(0.31)	$(0.43)	$(0.29)	$(0.51)
Net asset value, end of period (x)	$16.81		$16.33	$14.41	$13.52	$13.30	$12.49
Total return (%) (r)(s)(x)	4.63	(n)	15.32	9.06	5.04	8.90	16.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.04	1.05	1.05	1.08	1.11
Expenses after expense reductions (f)	0.94	(a)	0.97	1.00	1.00	1.00	0.99
Net investment income	2.81	(a)	1.77	2.19	2.16	1.98	2.07
Portfolio turnover	11	(n)	40	30	46	66	75
Net assets at end of period (000 omitted)	$9,009		$7,938	$2,642	$32,383	$26,752	$22,340

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R5			2013	2012 (i)

Net asset value, beginning of period	$16.18		$14.27	$13.29
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.29	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		1.89	1.01
Total from investment operations	$0.74		$2.18	$1.08
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.27)	$(0.10)
From net realized gain on investments	(0.07)		—	—
Total distributions declared to shareholders	$(0.27)		$(0.27)	$(0.10)
Net asset value, end of period (x)	$16.65		$16.18	$14.27
Total return (%) (r)(s)(x)	4.64	(n)	15.49	8.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.94	1.00	(a)
Expenses after expense reductions (f)	0.86	(a)	0.88	0.94	(a)
Net investment income	2.90	(a)	1.95	1.24	(a)
Portfolio turnover	11	(n)	40	30
Net assets at end of period (000 omitted)	$67,163		$61,383	$44,263

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular

Notes to Financial Statements (unaudited) – continued

jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets

Notes to Financial Statements (unaudited) – continued

close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$398,045,310	$—	$—	$398,045,310
Japan	91,261,355	6,708,242	—	97,969,597
United Kingdom	92,612,106	—	—	92,612,106
Switzerland	52,702,963	—	—	52,702,963
France	35,807,184	—	—	35,807,184
Germany	33,479,222	—	—	33,479,222
Netherlands	16,234,037	—	—	16,234,037
Canada	13,796,989	—	—	13,796,989
Sweden	9,747,621	—	—	9,747,621
Other Countries	29,582,670	10,218,264	—	39,800,934
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	29,429,513	—	29,429,513
Non-U.S. Sovereign Debt	—	262,101,907	—	262,101,907
U.S. Corporate Bonds	—	69,266,681	—	69,266,681
Residential Mortgage-Backed Securities	—	41,124,812	—	41,124,812
Commercial Mortgage-Backed Securities	—	12,229,146	—	12,229,146
Asset-Backed Securities (including CDOs)	—	15,363	—	15,363
Foreign Bonds	—	64,504,608	—	64,504,608
Mutual Funds	100,674,163	—	—	100,674,163
Total Investments	$873,943,620	$495,598,536	$—	$1,369,542,156

Other Financial Instruments
Futures Contracts	$(739)	$—	$—	$(739)
Forward Foreign Currency Exchange Contracts	—	(232,286)	—	(232,286)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $16,926,506 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,897,912 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(739)
Foreign Exchange	Forward Foreign Currency Exchange	442,420	(674,706)
Total		$442,420	$(674,706)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(111,820)	$—
Foreign Exchange	—	969,327
Total	$(111,820)	$969,327

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$115,262	$—
Foreign Exchange	—	(474,003)
Total	$115,262	$(474,003)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of

Notes to Financial Statements (unaudited) – continued

the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $30,595,731 and a related liability of $31,912,385 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when

Notes to Financial Statements (unaudited) – continued

the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on

Notes to Financial Statements (unaudited) – continued

the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/13
Ordinary income (including any short-term capital gains)	$12,740,259

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14
Cost of investments	$1,117,571,408
Gross appreciation	264,054,535
Gross depreciation	(12,083,787)
Net unrealized appreciation (depreciation)	$251,970,748

As of 10/31/13
Undistributed ordinary income	6,304,995
Undistributed long-term capital gain	5,028,275
Other temporary differences	(4,756,137)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/14	Year ended 10/31/13	Six months ended 4/30/14	Year ended 10/31/13
Class A	$7,343,059	$8,126,701	$2,833,860	$—
Class B	438,147	428,412	267,205	—
Class C	1,776,444	1,428,041	1,049,903	—
Class I	1,399,192	1,368,635	469,212	—
Class R1	23,483	25,757	14,227	—
Class R2	100,940	109,187	44,914	—
Class R3	136,168	149,861	53,083	—
Class R4	96,880	72,033	33,990	—
Class R5	786,601	1,031,632	263,077	—
Total	$12,100,914	$12,740,259	$5,029,471	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $500 million and 0.70% of average daily net

Notes to Financial Statements (unaudited) – continued

assets in excess of $1.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2015. For the six months ended April 30, 2014, this management fee reduction amounted to $391,642, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2014 , this management fee reduction amounted to $18,263, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.77% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.20%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%	0.89%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2015. For the six months ended April 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $355,211 for the six months ended April 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$862,129
Class B	0.75%	0.25%	1.00%	1.00%	325,083
Class C	0.75%	0.25%	1.00%	1.00%	1,296,464
Class R1	0.75%	0.25%	1.00%	1.00%	17,289
Class R2	0.25%	0.25%	0.50%	0.50%	26,202
Class R3	—	0.25%	0.25%	0.25%	15,925
Total Distribution and Service Fees					$2,543,092

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2014, this rebate amounted to $10,788, $47, $160, and $1 for Class A, Class B, Class C, and Class R1, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2014, were as follows:

Amount
Class A	$4,600
Class B	43,006
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2014, the fee was $106,551, which equated to 0.0173% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $510,709.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.0125% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $122 and the Retirement Deferral plan resulted in an expense of $1,244. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $7,329 at April 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,865 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $902, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$40,293,629	$29,578,846
Investments (non-U.S. Government securities)	$174,587,732	$95,236,543

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,208,761	$101,801,922	11,377,278	$174,246,232
Class B	409,172	6,883,420	592,789	9,310,563
Class C	2,631,593	43,690,533	3,791,698	59,141,255
Class I	2,762,844	44,970,532	3,102,545	47,101,357
Class R1	17,912	297,249	67,568	1,018,489
Class R2	107,655	1,750,025	359,477	5,386,621
Class R3	90,922	1,486,133	186,936	2,854,769
Class R4	122,436	2,015,156	380,396	5,850,910
Class R5	469,358	7,648,535	1,567,146	23,023,585
	12,820,653	$210,543,505	21,425,833	$327,933,781

Shares issued to shareholders in reinvestment of distributions
Class A	582,602	$9,484,368	501,766	$7,424,684
Class B	35,906	598,085	24,152	357,818
Class C	127,582	2,099,938	69,254	1,014,909
Class I	81,788	1,320,347	65,855	970,730
Class R1	2,295	37,614	1,764	25,757
Class R2	4,465	72,134	4,000	58,589
Class R3	11,663	189,251	10,155	149,861
Class R4	6,701	109,172	4,397	65,745
Class R5	65,045	1,049,677	70,153	1,031,632
	918,047	$14,960,586	751,496	$11,099,725

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,965,519)	$(48,622,109)	(6,992,791)	$(106,295,273)
Class B	(367,206)	(6,181,880)	(795,396)	(12,377,878)
Class C	(1,097,389)	(18,215,297)	(1,801,269)	(27,650,238)
Class I	(934,466)	(15,165,337)	(1,243,985)	(18,888,682)
Class R1	(25,428)	(421,405)	(64,991)	(987,619)
Class R2	(116,637)	(1,895,227)	(304,092)	(4,575,695)
Class R3	(70,135)	(1,148,711)	(100,605)	(1,504,359)
Class R4	(79,342)	(1,300,531)	(82,092)	(1,259,260)
Class R5	(294,824)	(4,796,825)	(944,730)	(14,147,640)
	(5,950,946)	$(97,747,322)	(12,329,951)	$(187,686,644)

Net change
Class A	3,825,844	$62,664,181	4,886,253	$75,375,643
Class B	77,872	1,299,625	(178,455)	(2,709,497)
Class C	1,661,786	27,575,174	2,059,683	32,505,926
Class I	1,910,166	31,125,542	1,924,415	29,183,405
Class R1	(5,221)	(86,542)	4,341	56,627
Class R2	(4,517)	(73,068)	59,385	869,515
Class R3	32,450	526,673	96,486	1,500,271
Class R4	49,795	823,797	302,701	4,657,395
Class R5	239,579	3,901,387	692,569	9,907,577
	7,787,754	$127,756,769	9,847,378	$151,346,862

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2014, the fund’s commitment fee and interest expense were $2,414 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,296,047	147,547,710	(107,081,979)	68,761,778

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,304	$68,761,778

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2014

*	Print name and title of each signing officer under his or her signature.